UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

  In order to better accommodate investors' increasing life expectancies and high inflation pressures due to rising health care and other costs, the "roll-down" into the VIP Freedom Income Fund - previously expected to occur between five and 10 years after an investor's target retirement date - has been extended to approximately 10 to 15 years after the target retirement date. This change will have the effect of increasing the equity exposure of the VIP Freedom Funds with target dates closest to retirement - currently VIP Freedom 2005 and 2010 - by up to five percentage points, allowing for the possibility of greater investment growth.
  Additionally, to help increase portfolio diversification and capitalize on investment opportunities presented by an increasingly global economy, the allocation to international equity funds will be increased by up to five percentage points. The allocation to domestic equity funds will be reduced by a corresponding amount.
  Lastly, the benchmark for the VIP Freedom Funds' underlying high-yield bond funds will change to the Merrill Lynch U.S. High Yield Master II Constrained Index, effective July 1, 2006, concurrent with the scheduled rebalancing of the Funds' composite indexes. In Fidelity's view, the Constrained index - which replaces the Merrill Lynch U.S. High Yield Master II Index - represents a better measure of the high-yield market, as it limits issuer allocations to no more than 2% of the index and thus is more diversified than the previous benchmark and less likely to be disrupted by rapid market changes.

If you have any questions, please call Fidelity or the insurance company that issued your policy.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
VIP Freedom Income
Initial Class
Actual	$ 1,000.00	$ 1,015.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,015.00	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,014.00	$ 1.25
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2005
Initial Class
Actual	$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,016.00	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,016.00	$ 1.25
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2010
Initial Class
Actual	$ 1,000.00	$ 1,017.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,017.60	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Service Class 2
Actual	$ 1,000.00	$ 1,016.70	$ 1.25
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2015
Initial Class
Actual	$ 1,000.00	$ 1,023.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,023.70	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,022.90	$ 1.25
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2020
Initial Class
Actual	$ 1,000.00	$ 1,026.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,025.30	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,024.40	$ 1.25
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2025
Initial Class
Actual	$ 1,000.00	$ 1,028.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,028.70	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,027.80	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2030
Initial Class
Actual	$ 1,000.00	$ 1,030.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,030.20	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,029.30	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
VIP Freedom Income
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2005
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
Annualized Expense Ratio
VIP Freedom 2010
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2015
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2020
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2025
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2030
Initial Class	.00%
Service Class	.10%
Service Class 2.25%

Semiannual Report

VIP Freedom Income Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	3.0	3.4
VIP Equity-Income Portfolio Initial Class	3.6	3.8
VIP Growth & Income Portfolio Initial Class	3.5	3.8
VIP Growth Portfolio Initial Class	3.5	3.8
VIP Mid Cap Portfolio Initial Class	1.2	1.4
VIP Value Portfolio Initial Class	3.0	3.2
VIP Value Strategies Portfolio Initial Class	1.3	1.4
	19.1	20.8
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.0	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	35.3	34.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	40.6	39.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.1%
Investment Grade Fixed-Income Funds	35.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	40.6%

Six months ago
Domestic Equity Funds	20.8%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	39.7%

The six months ago allocation is based on the fund's holdings as of December 31, 2005. The current allocation is based on the fund's holdings as of June 30, 2006.

Semiannual Report

VIP Freedom Income Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 19.1%
VIP Contrafund Portfolio Initial Class	8,313	$ 264,522
VIP Equity-Income Portfolio Initial Class	12,408	309,584
VIP Growth & Income Portfolio Initial Class	21,227	307,360
VIP Growth Portfolio Initial Class	9,084	304,945
VIP Mid Cap Portfolio Initial Class	3,247	106,973
VIP Value Portfolio Initial Class	20,348	264,120
VIP Value Strategies Portfolio Initial Class	9,077	109,111
TOTAL EQUITY FUNDS (Cost $1,590,892)		1,666,615
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	68,745	436,528
Investment Grade Fixed-Income Funds - 35.3%
VIP Investment Grade Bond Portfolio Initial Class	252,844	3,072,056
TOTAL FIXED-INCOME FUNDS (Cost $3,601,595)		3,508,584
Short-Term Funds - 40.6%

VIP Money Market Portfolio Initial Class (Cost $3,535,927)	3,535,928	3,535,927
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,728,414)		$ 8,711,126
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $1,115 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $8,728,414) - See accompanying schedule		$ 8,711,126
Cash		9
Receivable for investments sold		16
Receivable for fund shares sold		6,383
Total assets		8,717,534

Liabilities
Payable for investments purchased	$ 6,385
Payable for fund shares redeemed	26
Distribution fees payable	141
Total liabilities		6,552

Net Assets		$ 8,710,982
Net Assets consist of:
Paid in capital		$ 8,513,933
Undistributed net investment income		170,230
Accumulated undistributed net realized gain (loss) on investments		44,107
Net unrealized appreciation (depreciation) on investments		(17,288)
Net Assets		$ 8,710,982
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($7,805,268 ÷ 742,424 shares)		$ 10.51

Service Class: Net Asset Value, offering price and redemption price per share ($371,280 ÷ 35,325 shares)		$ 10.51

Service Class 2: Net Asset Value, offering price and redemption price per share ($534,434 ÷ 50,893 shares)		$ 10.50

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 173,276

Expenses
Distribution fees	$ 709
Independent trustees' compensation	14
Total expenses before reductions	723
Expense reductions	(14)	709
Net investment income (loss)		172,567
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,928)
Capital gain distributions from underlying funds	57,405	45,477
Change in net unrealized appreciation (depreciation) on underlying funds		(106,747)
Net gain (loss)		(61,270)
Net increase (decrease) in net assets resulting from operations		$ 111,297

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period April 26, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 172,567	$ 62,848
Net realized gain (loss)	45,477	(1,370)
Change in net unrealized appreciation (depreciation)	(106,747)	89,459
Net increase (decrease) in net assets resulting from operations	111,297	150,937
Distributions to shareholders from net investment income	(3,344)	(61,841)
Share transactions - net increase (decrease)	1,917,900	6,596,033
Total increase (decrease) in net assets	2,025,853	6,685,129

Net Assets
Beginning of period	6,685,129	-
End of period (including undistributed net investment income of $170,230 and undistributed net investment income of $1,007, respectively)	$ 8,710,982	$ 6,685,129

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.16
Net realized and unrealized gain (loss)	(.07)	.30
Total from investment operations	.16	.46
Distributions from net investment income	(.01)	(.10)
Net asset value, end of period	$ 10.51	$ 10.36
Total Return B, C, D	1.50%	4.58%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	4.47% A	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,805	$ 5,954
Portfolio turnover rate	53% A	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.16
Net realized and unrealized gain (loss)	(.07)	.29
Total from investment operations	.16	.45
Distributions from net investment income	(.01)	(.09)
Net asset value, end of period	$ 10.51	$ 10.36
Total Return B, C, D	1.50%	4.51%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	4.37% A	2.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 371	$ 366
Portfolio turnover rate	53% A	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.15
Net realized and unrealized gain (loss)	(.07)	.29
Total from investment operations	.15	.44
Distributions from net investment income	(.01)	(.08)
Net asset value, end of period	$ 10.50	$ 10.36
Total Return B, C, D	1.40%	4.41%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	4.22% A	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 534	$ 365
Portfolio turnover rate	53% A	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.1	6.7
VIP Equity-Income Portfolio Initial Class	7.2	7.5
VIP Growth & Income Portfolio Initial Class	7.1	7.7
VIP Growth Portfolio Initial Class	7.1	7.5
VIP Mid Cap Portfolio Initial Class	2.5	2.8
VIP Value Portfolio Initial Class	6.1	6.4
VIP Value Strategies Portfolio Initial Class	2.5	2.7
	38.6	41.3
International Equity Funds
VIP Overseas Portfolio Initial Class	7.5	5.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.1	4.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	36.5	38.6
Short-Term Funds
VIP Money Market Portfolio Initial Class	12.3	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.6%
International Equity Funds	7.5%
Investment Grade Fixed-Income Funds	36.5%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	12.3%

Six months ago
Domestic Equity Funds	41.3%
International Equity Funds	5.6%
Investment Grade Fixed-Income Funds	38.6%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	9.6%

Expected
Domestic Equity Funds	39.5%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	34.6%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.3%

The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. In March 2006, the target date for combining the fund with the VIP Freedom Income Fund was extended by approximately five years resulting in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005, reflecting the prior allocation.

Semiannual Report

VIP Freedom 2005 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 38.6%
VIP Contrafund Portfolio Initial Class	14,898	$ 474,064
VIP Equity-Income Portfolio Initial Class	22,303	556,470
VIP Growth & Income Portfolio Initial Class	38,120	551,975
VIP Growth Portfolio Initial Class	16,305	547,366
VIP Mid Cap Portfolio Initial Class	5,813	191,546
VIP Value Portfolio Initial Class	36,529	474,149
VIP Value Strategies Portfolio Initial Class	16,301	195,944
TOTAL DOMESTIC EQUITY FUNDS		2,991,514
International Equity Funds - 7.5%
VIP Overseas Portfolio Initial Class	27,186	581,773
TOTAL EQUITY FUNDS (Cost $3,383,802)		3,573,287
Fixed-Income Funds - 41.6%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Initial Class	62,437	396,472
Investment Grade Fixed-Income Funds - 36.5%
VIP Investment Grade Bond Portfolio Initial Class	232,756	2,827,980
TOTAL FIXED-INCOME FUNDS (Cost $3,310,085)		3,224,452
Short-Term Funds - 12.3%

VIP Money Market Portfolio Initial Class (Cost $957,335)	957,335	957,335
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,651,222)		$ 7,755,074
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $1,861 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $7,651,222) - See accompanying schedule		$ 7,755,074
Receivable for investments sold		140
Receivable for fund shares sold		988
Total assets		7,756,202

Liabilities
Payable for investments purchased	$ 857
Payable for fund shares redeemed	271
Distribution fees payable	111
Total liabilities		1,239

Net Assets		$ 7,754,963
Net Assets consist of:
Paid in capital		$ 7,454,238
Undistributed net investment income		148,211
Accumulated undistributed net realized gain (loss) on investments		48,662
Net unrealized appreciation (depreciation) on investments		103,852
Net Assets		$ 7,754,963
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($6,987,839 ÷ 639,839 shares)		$ 10.92

Service Class: Net Asset Value, offering price and redemption price per share ($383,903 ÷ 35,173 shares)		$ 10.91

Service Class 2: Net Asset Value, offering price and redemption price per share ($383,221 ÷ 35,137 shares)		$ 10.91

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 150,122

Expenses
Distribution fees	$ 671
Independent trustees' compensation	14
Total expenses before reductions	685
Expense reductions	(14)	671
Net investment income (loss)		149,451
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(62,417)
Capital gain distributions from underlying funds	112,940	50,523
Change in net unrealized appreciation (depreciation) on underlying funds		(108,648)
Net gain (loss)		(58,125)
Net increase (decrease) in net assets resulting from operations		$ 91,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period April 26, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 149,451	$ 31,641
Net realized gain (loss)	50,523	(1,861)
Change in net unrealized appreciation (depreciation)	(108,648)	212,500
Net increase (decrease) in net assets resulting from operations	91,326	242,280
Distributions to shareholders from net investment income	(1,318)	(31,563)
Share transactions - net increase (decrease)	1,626,116	5,828,122
Total increase (decrease) in net assets	1,716,124	6,038,839

Net Assets
Beginning of period	6,038,839	-
End of period (including undistributed net investment income of $148,211 and undistributed net investment income of $78, respectively)	$ 7,754,963	$ 6,038,839

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.09
Net realized and unrealized gain (loss)	(.03)	.71
Total from investment operations	.18	.80
Distributions from net investment income	- I	(.06)
Net asset value, end of period	$ 10.92	$ 10.74
Total Return B, C, D	1.69%	7.98%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.93% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,988	$ 5,284
Portfolio turnover rate	70% A	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.08
Net realized and unrealized gain (loss)	(.04)	.71
Total from investment operations	.17	.79
Distributions from net investment income	- I	(.05)
Net asset value, end of period	$ 10.91	$ 10.74
Total Return B, C, D	1.60%	7.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	3.83% A	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384	$ 378
Portfolio turnover rate	70% A	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.07
Net realized and unrealized gain (loss)	(.03)	.71
Total from investment operations	.17	.78
Distributions from net investment income	- I	(.04)
Net asset value, end of period	$ 10.91	$ 10.74
Total Return B, C, D	1.60%	7.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.68% A	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 383	$ 377
Portfolio turnover rate	70% A	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.4	6.9
VIP Equity-Income Portfolio Initial Class	7.4	7.8
VIP Growth & Income Portfolio Initial Class	7.4	7.9
VIP Growth Portfolio Initial Class	7.3	7.8
VIP Mid Cap Portfolio Initial Class	2.6	2.9
VIP Value Portfolio Initial Class	6.3	6.6
VIP Value Strategies Portfolio Initial Class	2.6	2.8
	40.0	42.7
International Equity Funds
VIP Overseas Portfolio Initial Class	7.2	5.9
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.2	5.2
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	37.9	37.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	9.7	8.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.0%
International Equity Funds	7.2%
Investment Grade Fixed-Income Funds	37.9%
High Yield Fixed-Income Funds	5.2%
Short-Term Funds	9.7%

Six months ago
Domestic Equity Funds	42.7%
International Equity Funds	5.9%
Investment Grade Fixed-Income Funds	37.7%
High Yield Fixed-Income Funds	5.2%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	40.3%
International Equity Funds	10.1%
Investment Grade Fixed-Income Funds	34.8%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.8%

The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. In March 2006, the target date for combining the fund with the VIP Freedom Income Fund was extended by approximately five years resulting in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005, reflecting the prior allocation.

Semiannual Report

VIP Freedom 2010 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.0%
VIP Contrafund Portfolio Initial Class	86,616	$ 2,756,108
VIP Equity-Income Portfolio Initial Class	129,014	3,218,907
VIP Growth & Income Portfolio Initial Class	220,838	3,197,731
VIP Growth Portfolio Initial Class	94,568	3,174,639
VIP Mid Cap Portfolio Initial Class	33,893	1,116,776
VIP Value Portfolio Initial Class	211,684	2,747,662
VIP Value Strategies Portfolio Initial Class	94,453	1,135,326
TOTAL DOMESTIC EQUITY FUNDS		17,347,149
International Equity Funds - 7.2%
VIP Overseas Portfolio Initial Class	146,787	3,141,247
TOTAL EQUITY FUNDS (Cost $20,043,405)		20,488,396
Fixed-Income Funds - 43.1%

High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Initial Class	352,963	2,241,312
Investment Grade Fixed-Income Funds - 37.9%
VIP Investment Grade Bond Portfolio Initial Class	1,355,805	16,473,034
TOTAL FIXED-INCOME FUNDS (Cost $19,155,172)		18,714,346
Short-Term Funds - 9.7%

VIP Money Market Portfolio Initial Class (Cost $4,234,439)	4,234,439	4,234,439
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $43,433,016)		$ 43,437,181
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $11,415 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $43,433,016) - See accompanying schedule		$ 43,437,181
Cash		6
Receivable for fund shares sold		53,432
Total assets		43,490,619

Liabilities
Payable for investments purchased	$ 53,278
Payable for fund shares redeemed	154
Distribution fees payable	4,923
Total liabilities		58,355

Net Assets		$ 43,432,264
Net Assets consist of:
Paid in capital		$ 42,530,149
Undistributed net investment income		548,590
Accumulated undistributed net realized gain (loss) on investments		349,360
Net unrealized appreciation (depreciation) on investments		4,165
Net Assets		$ 43,432,264
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($16,820,349 ÷ 1,533,564 shares)		$ 10.97

Service Class: Net Asset Value, offering price and redemption price per share ($2,166,981 ÷ 197,671 shares)		$ 10.96

Service Class 2: Net Asset Value, offering price and redemption price per share ($24,444,934 ÷ 2,235,056 shares)		$ 10.94

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 569,585

Expenses
Distribution fees	$ 20,995
Independent trustees' compensation	57
Total expenses before reductions	21,052
Expense reductions	(57)	20,995
Net investment income (loss)		548,590
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(86,996)
Capital gain distributions from underlying funds	449,556	362,560
Change in net unrealized appreciation (depreciation) on underlying funds		(587,762)
Net gain (loss)		(225,202)
Net increase (decrease) in net assets resulting from operations		$ 323,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period April 26, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 548,590	$ 108,050
Net realized gain (loss)	362,560	(13,200)
Change in net unrealized appreciation (depreciation)	(587,762)	591,927
Net increase (decrease) in net assets resulting from operations	323,388	686,777
Distributions to shareholders from net investment income	-	(109,350)
Share transactions - net increase (decrease)	19,300,710	23,230,739
Total increase (decrease) in net assets	19,624,098	23,808,166

Net Assets
Beginning of period	23,808,166	-
End of period (including undistributed net investment income of $548,590 and undistributed net investment income of $0, respectively)	$ 43,432,264	$ 23,808,166

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.11
Net realized and unrealized gain (loss)	- I	.72
Total from investment operations	.19	.83
Distributions from net investment income	-	(.05)
Net asset value, end of period	$ 10.97	$ 10.78
Total Return B. C, D	1.76%	8.33%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.43% A	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,820	$ 13,343
Portfolio turnover rate	31% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.10
Net realized and unrealized gain (loss)	.01	.72
Total from investment operations	.19	.82
Distributions from net investment income	-	(.05)
Net asset value, end of period	$ 10.96	$ 10.77
Total Return B, C, D	1.76%	8.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	3.33% A	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,167	$ 764
Portfolio turnover rate	31% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.09
Net realized and unrealized gain (loss)	.01	.72
Total from investment operations	.18	.81
Distributions from net investment income	-	(.05)
Net asset value, end of period	$ 10.94	$ 10.76
Total Return B, C, D	1.67%	8.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	3.18% A	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,445	$ 9,702
Portfolio turnover rate	31% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.6	8.4
VIP Equity-Income Portfolio Initial Class	8.9	9.4
VIP Growth & Income Portfolio Initial Class	8.8	9.6
VIP Growth Portfolio Initial Class	8.8	9.4
VIP Mid Cap Portfolio Initial Class	3.1	3.5
VIP Value Portfolio Initial Class	7.6	8.1
VIP Value Strategies Portfolio Initial Class	3.1	3.4
	47.9	51.8
International Equity Funds
VIP Overseas Portfolio Initial Class	9.6	9.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	6.7	6.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	31.6	29.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	4.2	3.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.9%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	31.6%
High Yield Fixed-Income Funds	6.7%
Short-Term Funds	4.2%

Six months ago
Domestic Equity Funds	51.8%
International Equity Funds	9.4%
Investment Grade Fixed-Income Funds	29.1%
High Yield Fixed-Income Funds	6.5%
Short-Term Funds	3.2%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	11.5%
Investment Grade Fixed-Income Funds	30.9%
High Yield Fixed-Income Funds	6.2%
Short-Term Funds	5.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Freedom 2015 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 47.9%
VIP Contrafund Portfolio Initial Class	56,841	$ 1,808,674
VIP Equity-Income Portfolio Initial Class	84,772	2,115,073
VIP Growth & Income Portfolio Initial Class	145,046	2,100,271
VIP Growth Portfolio Initial Class	62,095	2,084,537
VIP Mid Cap Portfolio Initial Class	22,264	733,595
VIP Value Portfolio Initial Class	138,973	1,803,871
VIP Value Strategies Portfolio Initial Class	62,094	746,367
TOTAL DOMESTIC EQUITY FUNDS		11,392,388
International Equity Funds - 9.6%
VIP Overseas Portfolio Initial Class	107,386	2,298,069
TOTAL EQUITY FUNDS (Cost $13,139,452)		13,690,457
Fixed-Income Funds - 38.3%

High Yield Fixed-Income Funds - 6.7%
VIP High Income Portfolio Initial Class	250,828	1,592,758
Investment Grade Fixed-Income Funds - 31.6%
VIP Investment Grade Bond Portfolio Initial Class	618,526	7,515,091
TOTAL FIXED-INCOME FUNDS (Cost $9,337,446)		9,107,849
Short-Term Funds - 4.2%

VIP Money Market Portfolio Initial Class (Cost $1,007,230)	1,007,230	1,007,230
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $23,484,128)		$ 23,805,536
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $10,188 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $23,484,128) - See accompanying schedule		$ 23,805,536
Cash		14
Receivable for investments sold		2
Receivable for fund shares sold		74,862
Total assets		23,880,414

Liabilities
Payable for investments purchased	$ 60,056
Payable for fund shares redeemed	14,807
Distribution fees payable	799
Total liabilities		75,662

Net Assets		$ 23,804,752
Net Assets consist of:
Paid in capital		$ 22,916,948
Undistributed net investment income		284,613
Accumulated undistributed net realized gain (loss) on investments		281,783
Net unrealized appreciation (depreciation) on investments		321,408
Net Assets		$ 23,804,752
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($19,335,748 ÷ 1,724,694 shares)		$ 11.21

Service Class: Net Asset Value, offering price and redemption price per share ($394,195 ÷ 35,173 shares)		$ 11.21

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,074,809 ÷ 364,055 shares)		$ 11.19

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 287,266
Interest		9
Total income		287,275

Expenses
Distribution fees	$ 2,662
Independent trustees' compensation	35
Total expenses before reductions	2,697
Expense reductions	(35)	2,662
Net investment income (loss)		284,613
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(41,327)
Capital gain distributions from underlying funds	334,606	293,279
Change in net unrealized appreciation (depreciation) on underlying funds		(258,086)
Net gain (loss)		35,193
Net increase (decrease) in net assets resulting from operations		$ 319,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period April 26, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 284,613	$ 81,936
Net realized gain (loss)	293,279	(11,496)
Change in net unrealized appreciation (depreciation)	(258,086)	579,494
Net increase (decrease) in net assets resulting from operations	319,806	649,934
Distributions to shareholders from net investment income	-	(82,427)
Share transactions - net increase (decrease)	8,516,510	14,400,929
Total increase (decrease) in net assets	8,836,316	14,968,436

Net Assets
Beginning of period	14,968,436	-
End of period (including undistributed net investment income of $284,613 and undistributed net investment income of $0, respectively)	$ 23,804,752	$ 14,968,436

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.11
Net realized and unrealized gain (loss)	.09	.90
Total from investment operations	.26	1.01
Distributions from net investment income	-	(.06)
Net asset value, end of period	$ 11.21	$ 10.95
Total Return B, C, D	2.37%	10.11%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	2.94% A	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,336	$ 13,930
Portfolio turnover rate	24% A	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.10
Net realized and unrealized gain (loss)	.10	.90
Total from investment operations	.26	1.00
Distributions from net investment income	-	(.05)
Net asset value, end of period	$ 11.21	$ 10.95
Total Return B, C, D	2.37%	10.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	2.84% A	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 394	$ 385
Portfolio turnover rate	24% A	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.09
Net realized and unrealized gain (loss)	.10	.90
Total from investment operations	.25	.99
Distributions from net investment income	-	(.05)
Net asset value, end of period	$ 11.19	$ 10.94
Total Return B, C, D	2.29%	9.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	2.70% A	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,075	$ 653
Portfolio turnover rate	24% A	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.0	9.5
VIP Equity-Income Portfolio Initial Class	10.5	10.8
VIP Growth & Income Portfolio Initial Class	10.4	10.9
VIP Growth Portfolio Initial Class	10.3	10.8
VIP Mid Cap Portfolio Initial Class	3.6	4.0
VIP Value Portfolio Initial Class	8.9	9.2
VIP Value Strategies Portfolio Initial Class	3.7	3.9
	56.4	59.1
International Equity Funds
VIP Overseas Portfolio Initial Class	11.5	10.7
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.7	7.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	24.2	22.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.2	0.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.4%
International Equity Funds	11.5%
Investment Grade Fixed-Income Funds	24.2%
High Yield Fixed-Income Funds	7.7%
Short-Term Funds	0.2%

Six months ago
Domestic Equity Funds	59.1%
International Equity Funds	10.7%
Investment Grade Fixed-Income Funds	22.7%
High Yield Fixed-Income Funds	7.3%
Short-Term Funds	0.2%

Expected
Domestic Equity Funds	54.9%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.6%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Freedom 2020 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 56.4%
VIP Contrafund Portfolio Initial Class	153,213	$ 4,875,231
VIP Equity-Income Portfolio Initial Class	228,385	5,698,199
VIP Growth & Income Portfolio Initial Class	390,864	5,659,712
VIP Growth Portfolio Initial Class	167,330	5,617,253
VIP Mid Cap Portfolio Initial Class	59,891	1,973,396
VIP Value Portfolio Initial Class	374,524	4,861,321
VIP Value Strategies Portfolio Initial Class	166,912	2,006,283
TOTAL DOMESTIC EQUITY FUNDS		30,691,395
International Equity Funds - 11.5%
VIP Overseas Portfolio Initial Class	293,376	6,278,236
TOTAL EQUITY FUNDS (Cost $35,795,434)		36,969,631
Fixed-Income Funds - 31.9%

High Yield Fixed-Income Funds - 7.7%
VIP High Income Portfolio Initial Class	661,778	4,202,290
Investment Grade Fixed-Income Funds - 24.2%
VIP Investment Grade Bond Portfolio Initial Class	1,081,660	13,142,163
TOTAL FIXED-INCOME FUNDS (Cost $17,767,259)		17,344,453
Short-Term Funds - 0.2%

VIP Money Market Portfolio Initial Class (Cost $89,266)	89,266	89,266
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $53,651,959)		$ 54,403,350
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $5,157 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $53,651,959) - See accompanying schedule		$ 54,403,350
Cash		39
Receivable for investments sold		176,669
Receivable for fund shares sold		92,763
Total assets		54,672,821

Liabilities
Payable for investments purchased	$ 72,858
Payable for fund shares redeemed	196,572
Distribution fees payable	6,586
Total liabilities		276,016

Net Assets		$ 54,396,805
Net Assets consist of:
Paid in capital		$ 52,358,931
Undistributed net investment income		513,774
Accumulated undistributed net realized gain (loss) on investments		772,709
Net unrealized appreciation (depreciation) on investments		751,391
Net Assets		$ 54,396,805
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($17,913,847 ÷ 1,577,389 shares)		$ 11.36

Service Class: Net Asset Value, offering price and redemption price per share ($3,062,098 ÷ 269,826 shares)		$ 11.35

Service Class 2: Net Asset Value, offering price and redemption price per share ($33,420,860 ÷ 2,949,136 shares)		$ 11.33

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 545,269
Interest		40
Total income		545,309

Expenses
Distribution fees	$ 31,535
Independent trustees' compensation	79
Total expenses before reductions	31,614
Expense reductions	(79)	31,535
Net investment income (loss)		513,774
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(78,146)
Capital gain distributions from underlying funds	856,734	778,588
Change in net unrealized appreciation (depreciation) on underlying funds		(494,357)
Net gain (loss)		284,231
Net increase (decrease) in net assets resulting from operations		$ 798,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period April 26, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 513,774	$ 181,643
Net realized gain (loss)	778,588	(5,878)
Change in net unrealized appreciation (depreciation)	(494,357)	1,245,748
Net increase (decrease) in net assets resulting from operations	798,005	1,421,513
Distributions to shareholders from net investment income	-	(183,754)
Share transactions - net increase (decrease)	19,513,138	32,847,903
Total increase (decrease) in net assets	20,311,143	34,085,662

Net Assets
Beginning of period	34,085,662	-
End of period (including undistributed net investment income of $513,774 and undistributed net investment income of $0, respectively)	$ 54,396,805	$ 34,085,662

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.13
Net realized and unrealized gain (loss)	.15	1.00
Total from investment operations	.29	1.13
Distributions from net investment income	-	(.06)
Net asset value, end of period	$ 11.36	$ 11.07
Total Return B, C, D	2.62%	11.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	2.44% A	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,914	$ 16,085
Portfolio turnover rate	24% A	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.12
Net realized and unrealized gain (loss)	.15	1.01
Total from investment operations	.28	1.13
Distributions from net investment income	-	(.06)
Net asset value, end of period	$ 11.35	$ 11.07
Total Return B, C, D	2.53%	11.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	2.34% A	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,062	$ 1,586
Portfolio turnover rate	24% A	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.11
Net realized and unrealized gain (loss)	.15	1.01
Total from investment operations	.27	1.12
Distributions from net investment income	-	(.06)
Net asset value, end of period	$ 11.33	$ 11.06
Total Return B, C, D	2.44%	11.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	2.20% A	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,421	$ 16,414
Portfolio turnover rate	24% A	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.4	10.4
VIP Equity-Income Portfolio Initial Class	11.0	11.6
VIP Growth & Income Portfolio Initial Class	11.0	11.8
VIP Growth Portfolio Initial Class	10.9	11.7
VIP Mid Cap Portfolio Initial Class	3.8	4.4
VIP Value Portfolio Initial Class	9.4	9.9
VIP Value Strategies Portfolio Initial Class	3.9	4.2
	59.4	64.0
International Equity Funds
VIP Overseas Portfolio Initial Class	12.5	11.8
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.8	7.2
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	20.3	16.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.0	0.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	59.4%
International Equity Funds	12.5%
Investment Grade Fixed-Income Funds	20.3%
High Yield Fixed-Income Funds	7.8%
Short-Term Funds	0.0%

Six months ago
Domestic Equity Funds	64.0%
International Equity Funds	11.8%
Investment Grade Fixed-Income Funds	16.9%
High Yield Fixed-Income Funds	7.2%
Short-Term Funds	0.1%

Expected
Domestic Equity Funds	57.3%
International Equity Funds	14.4%
Investment Grade Fixed-Income Funds	20.8%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Freedom 2025 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.4%
VIP Contrafund Portfolio Initial Class	21,888	$ 696,491
VIP Equity-Income Portfolio Initial Class	32,672	815,177
VIP Growth & Income Portfolio Initial Class	55,886	809,227
VIP Growth Portfolio Initial Class	23,901	802,350
VIP Mid Cap Portfolio Initial Class	8,542	281,454
VIP Value Portfolio Initial Class	53,590	695,595
VIP Value Strategies Portfolio Initial Class	23,896	287,229
TOTAL DOMESTIC EQUITY FUNDS		4,387,523
International Equity Funds - 12.5%
VIP Overseas Portfolio Initial Class	43,029	920,819
TOTAL EQUITY FUNDS (Cost $4,998,387)		5,308,342
Fixed-Income Funds - 28.1%

High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Initial Class	90,861	576,966
Investment Grade Fixed-Income Funds - 20.3%
VIP Investment Grade Bond Portfolio Initial Class	123,483	1,500,324
TOTAL FIXED-INCOME FUNDS (Cost $2,121,508)		2,077,290
Short-Term Funds - 0.0%

VIP Money Market Portfolio Initial Class (Cost $236)	236	236
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,120,131)		$ 7,385,868
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $1,012 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $7,120,131) - See accompanying schedule		$ 7,385,868
Cash		10
Receivable for investments sold		43
Receivable for fund shares sold		836
Total assets		7,386,757

Liabilities
Payable for investments purchased	$ 820
Payable for fund shares redeemed	59
Distribution fees payable	116
Total liabilities		995

Net Assets		$ 7,385,762
Net Assets consist of:
Paid in capital		$ 6,918,860
Undistributed net investment income		69,987
Accumulated undistributed net realized gain (loss) on investments		131,178
Net unrealized appreciation (depreciation) on investments		265,737
Net Assets		$ 7,385,762
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($6,578,949 ÷ 572,862 shares)		$ 11.48

Service Class: Net Asset Value, offering price and redemption price per share ($403,765 ÷ 35,182 shares)		$ 11.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($403,048 ÷ 35,148 shares)		$ 11.47

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 70,690
Interest		5
Total income		70,695

Expenses
Distribution fees	$ 708
Independent trustees' compensation	13
Total expenses before reductions	721
Expense reductions	(13)	708
Net investment income (loss)		69,987
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,070)
Capital gain distributions from underlying funds	138,273	133,203
Change in net unrealized appreciation (depreciation) on underlying funds		(30,645)
Net gain (loss)		102,558
Net increase (decrease) in net assets resulting from operations		$ 172,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period April 26, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,987	$ 31,400
Net realized gain (loss)	133,203	(2,025)
Change in net unrealized appreciation (depreciation)	(30,645)	296,382
Net increase (decrease) in net assets resulting from operations	172,545	325,757
Distributions to shareholders from net investment income	-	(31,744)
Share transactions - net increase (decrease)	1,603,494	5,315,710
Total increase (decrease) in net assets	1,776,039	5,609,723

Net Assets
Beginning of period	5,609,723	-
End of period (including undistributed net investment income of $69,987 and undistributed net investment income of $0, respectively)	$ 7,385,762	$ 5,609,723

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.11
Net realized and unrealized gain (loss)	.20	1.12
Total from investment operations	.32	1.23
Distributions from net investment income	-	(.07)
Net asset value, end of period	$ 11.48	$ 11.16
Total Return B, C, D	2.87%	12.25%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	2.03% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,579	$ 4,825
Portfolio turnover rate	51% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10
Net realized and unrealized gain (loss)	.21	1.12
Total from investment operations	.32	1.22
Distributions from net investment income	-	(.06)
Net asset value, end of period	$ 11.48	$ 11.16
Total Return B, C, D	2.87%	12.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	1.93% A	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 404	$ 393
Portfolio turnover rate	51% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09
Net realized and unrealized gain (loss)	.21	1.12
Total from investment operations	.31	1.21
Distributions from net investment income	-	(.05)
Net asset value, end of period	$ 11.47	$ 11.16
Total Return B, C, D	2.78%	12.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	1.78% A	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 403	$ 392
Portfolio turnover rate	51% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.7	11.2
VIP Equity-Income Portfolio Initial Class	12.5	12.7
VIP Growth & Income Portfolio Initial Class	12.4	12.9
VIP Growth Portfolio Initial Class	12.3	12.7
VIP Mid Cap Portfolio Initial Class	4.3	4.7
VIP Value Portfolio Initial Class	10.7	10.9
VIP Value Strategies Portfolio Initial Class	4.4	4.6
	67.3	69.7
International Equity Funds
VIP Overseas Portfolio Initial Class	14.3	13.3
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.8	7.2
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	10.6	9.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.0	0.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.3%
International Equity Funds	14.3%
Investment Grade Fixed-Income Funds	10.6%
High Yield Fixed-Income Funds	7.8%
Short-Term Funds	0.0%

Six months ago
Domestic Equity Funds	69.7%
International Equity Funds	13.3%
Investment Grade Fixed-Income Funds	9.7%
High Yield Fixed-Income Funds	7.2%
Short-Term Funds	0.1%

Expected
Domestic Equity Funds	65.8%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	10.2%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Freedom 2030 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 67.3%
VIP Contrafund Portfolio Initial Class	72,731	$ 2,314,315
VIP Equity-Income Portfolio Initial Class	108,651	2,710,832
VIP Growth & Income Portfolio Initial Class	185,809	2,690,510
VIP Growth Portfolio Initial Class	79,483	2,668,258
VIP Mid Cap Portfolio Initial Class	28,359	934,434
VIP Value Portfolio Initial Class	178,084	2,311,535
VIP Value Strategies Portfolio Initial Class	79,356	953,861
TOTAL DOMESTIC EQUITY FUNDS		14,583,745
International Equity Funds - 14.3%
VIP Overseas Portfolio Initial Class	144,621	3,094,891
TOTAL EQUITY FUNDS (Cost $16,872,870)		17,678,636
Fixed-Income Funds - 18.4%

High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Initial Class	267,226	1,696,886
Investment Grade Fixed-Income Funds - 10.6%
VIP Investment Grade Bond Portfolio Initial Class	189,465	2,301,998
TOTAL FIXED-INCOME FUNDS (Cost $4,082,131)		3,998,884
Short-Term Funds - 0.0%

VIP Money Market Portfolio Initial Class (Cost $396)	396	396
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,955,397)		$ 21,677,916
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $14,782 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $20,955,397) - See accompanying schedule		$ 21,677,916
Receivable for investments sold		179,156
Receivable for fund shares sold		25,348
Total assets		21,882,420

Liabilities
Payable for investments purchased	$ 21,877
Payable for fund shares redeemed	182,625
Distribution fees payable	2,196
Total liabilities		206,698

Net Assets		$ 21,675,722
Net Assets consist of:
Paid in capital		$ 20,432,499
Undistributed net investment income		162,925
Accumulated undistributed net realized gain (loss) on investments		357,779
Net unrealized appreciation (depreciation) on investments		722,519
Net Assets		$ 21,675,722
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($9,887,328 ÷ 851,267 shares)		$ 11.61

Service Class: Net Asset Value, offering price and redemption price per share ($1,382,228 ÷ 119,075 shares)		$ 11.61

Service Class 2: Net Asset Value, offering price and redemption price per share ($10,406,166 ÷ 898,109 shares)		$ 11.59

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 174,945
Interest		60
Total income		175,005

Expenses
Distribution fees	$ 12,080
Independent trustees' compensation	36
Total expenses before reductions	12,116
Expense reductions	(36)	12,080
Net investment income (loss)		162,925
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(81,146)
Capital gain distributions from underlying funds	454,237	373,091
Change in net unrealized appreciation (depreciation) on underlying funds		(96,124)
Net gain (loss)		276,967
Net increase (decrease) in net assets resulting from operations		$ 439,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period April 26, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 162,925	$ 87,397
Net realized gain (loss)	373,091	(15,312)
Change in net unrealized appreciation (depreciation)	(96,124)	818,643
Net increase (decrease) in net assets resulting from operations	439,892	890,728
Distributions to shareholders from net investment income	-	(87,912)
Share transactions - net increase (decrease)	4,619,291	15,813,723
Total increase (decrease) in net assets	5,059,183	16,616,539

Net Assets
Beginning of period	16,616,539	-
End of period (including undistributed net investment income of $162,925 and undistributed net investment income of $0, respectively)	$ 21,675,722	$ 16,616,539

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.13
Net realized and unrealized gain (loss)	.24	1.21
Total from investment operations	.34	1.34
Distributions from net investment income	-	(.07)
Net asset value, end of period	$ 11.61	$ 11.27
Total Return B, C, D	3.02%	13.35%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	1.75% A	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,887	$ 8,262
Portfolio turnover rate	52% A	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.12
Net realized and unrealized gain (loss)	.24	1.21
Total from investment operations	.34	1.33
Distributions from net investment income	-	(.06)
Net asset value, end of period	$ 11.61	$ 11.27
Total Return B, C, D	3.02%	13.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	1.65% A	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,382	$ 958
Portfolio turnover rate	52% A	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.11
Net realized and unrealized gain (loss)	.24	1.21
Total from investment operations	.33	1.32
Distributions from net investment income	-	(.06)
Net asset value, end of period	$ 11.59	$ 11.26
Total Return B, C, D	2.93%	13.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	1.50% A	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,406	$ 7,396
Portfolio turnover rate	52% A	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio and VIP Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund IV. The Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Income	$ 8,728,432	$ 85,522	$ (102,828)	$ (17,306)
VIP Freedom 2005	7,651,222	217,989	(114,137)	103,852
VIP Freedom 2010	43,433,054	708,350	(704,223)	4,127
VIP Freedom 2015	23,484,128	664,683	(343,275)	321,408
VIP Freedom 2020	53,651,974	1,542,757	(791,381)	751,376
VIP Freedom 2025	7,120,132	332,119	(66,383)	265,736
VIP Freedom 2030	20,955,397	950,818	(228,299)	722,519

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	4,210,196	2,065,315
VIP Freedom 2005	4,503,925	2,616,669
VIP Freedom 2010	25,545,345	5,243,045
VIP Freedom 2015	11,485,168	2,348,733
VIP Freedom 2020	26,200,213	5,313,177
VIP Freedom 2025	3,580,476	1,768,726
VIP Freedom 2030	10,441,372	5,204,110

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 185	$ 524	$ 709
VIP Freedom 2005	191	480	671
VIP Freedom 2010	597	20,398	20,995
VIP Freedom 2015	197	2,465	2,662
VIP Freedom 2020	984	30,551	31,535
VIP Freedom 2025	202	506	708
VIP Freedom 2030	567	11,513	12,080

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets. Total expenses for each class are limited to 0.00% of average net assets plus the distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

VIP Freedom Funds Portfolio

5. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

Reimbursement from adviser
VIP Freedom Income
Initial Class	$ 12
Service Class	1
Service Class 2	1
VIP Freedom 2005
Initial Class	12
Service Class	1
Service Class 2	1
VIP Freedom 2010
Initial Class	22
Service Class	3
Service Class 2	32
VIP Freedom 2015
Initial Class	28
Service Class	1
Service Class 2	6
VIP Freedom 2020
Initial Class	26
Service Class	4
Service Class 2	49
VIP Freedom 2025
Initial Class	11
Service Class	1
Service Class 2	1
VIP Freedom 2030
Initial Class	17
Service Class	2
Service Class 2	17

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	92%	-	-
VIP Freedom 2005	98%	-	-
VIP Freedom 2010	40%	1	54%
VIP Freedom 2015	85%	1	15%
VIP Freedom 2020	34%	1	57%
VIP Freedom 2025	97%	-	-
VIP Freedom 2030	50%	1	50%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Freedom Income
From net investment income
Initial Class	$ 2,991	$ 55,821
Service Class	177	3,185
Service Class 2	176	2,835
Total	$ 3,344	$ 61,841
VIP Freedom 2005
From net investment income
Initial Class	$ 1,177	$ 28,378
Service Class	71	1,785
Service Class 2	70	1,400
Total	$ 1,318	$ 31,563
VIP Freedom 2010
From net investment income
Initial Class	$ -	$ 64,854
Service Class	-	3,317
Service Class 2	-	41,179
Total	$ -	$ 109,350
VIP Freedom 2015
From net investment income
Initial Class	$ -	$ 77,678
Service Class	-	1,890
Service Class 2	-	2,859
Total	$ -	$ 82,427
VIP Freedom 2020
From net investment income
Initial Class	$ -	$ 92,441
Service Class	-	8,472
Service Class 2	-	82,841
Total	$ -	$ 183,754
VIP Freedom 2025
From net investment income
Initial Class	$ -	$ 28,069
Service Class	-	2,030
Service Class 2	-	1,645
Total	$ -	$ 31,744
VIP Freedom 2030
From net investment income
Initial Class	$ -	$ 46,470
Service Class	-	4,989
Service Class 2	-	36,453
Total	$ -	$ 87,912

A For the period April 26, 2005 (commencement of operations) to December 31, 2005.

VIP Freedom Funds Portfolio

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Freedom Income
Initial Class
Shares sold	357,629	606,283	$ 3,751,290	$ 6,212,950
Reinvestment of distributions	287	5,388	2,991	55,821
Shares redeemed	(190,460)	(36,703)	(2,000,998)	(378,778)
Net increase (decrease)	167,456	574,968	$ 1,753,283	$ 5,889,993
Service Class
Shares sold	-	35,001	$ -	$ 350,010
Reinvestment of distributions	17	307	177	3,185
Shares redeemed	-	-	-	-
Net increase (decrease)	17	35,308	$ 177	$ 353,195
Service Class 2
Shares sold	19,717	35,001	$ 207,431	$ 350,010
Reinvestment of distributions	17	273	176	2,835
Shares redeemed	(4,115)	-	(43,167)	-
Net increase (decrease)	15,619	35,274	$ 164,440	$ 352,845
VIP Freedom 2005
Initial Class
Shares sold	356,528	596,639	$ 3,907,751	$ 6,232,781
Reinvestment of distributions	108	2,637	1,177	28,378
Shares redeemed	(208,712)	(107,361)	(2,282,952)	(1,136,242)
Net increase (decrease)	147,924	491,915	$ 1,625,976	$ 5,124,917
Service Class
Shares sold	-	35,001	$ -	$ 350,010
Reinvestment of distributions	6	166	70	1,785
Shares redeemed	-	-	-	-
Net increase (decrease)	6	35,167	$ 70	$ 351,795
Service Class 2
Shares sold	-	35,001	$ -	$ 350,010
Reinvestment of distributions	6	130	70	1,400
Shares redeemed	-	-	-	-
Net increase (decrease)	6	35,131	$ 70	$ 351,410
VIP Freedom 2010
Initial Class
Shares sold	595,069	1,396,144	$ 6,534,268	$ 14,664,567
Reinvestment of distributions	-	6,005	-	64,854
Shares redeemed	(299,749)	(163,905)	(3,296,569)	(1,740,697)
Net increase (decrease)	295,320	1,238,244	$ 3,237,699	$ 12,988,724
Service Class
Shares sold	138,634	84,421	$ 1,533,436	$ 862,130
Reinvestment of distributions	-	307	-	3,317
Shares redeemed	(11,839)	(13,852)	(129,180)	(143,657)
Net increase (decrease)	126,795	70,876	$ 1,404,256	$ 721,790
Service Class 2
Shares sold	1,457,573	922,623	$ 16,016,002	$ 9,735,562
Reinvestment of distributions	-	3,820	-	41,179
Shares redeemed	(124,345)	(24,615)	(1,357,247)	(256,516)
Net increase (decrease)	1,333,228	901,828	$ 14,658,755	$ 9,520,225

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Freedom 2015
Initial Class
Shares sold	614,700	1,472,595	$ 6,922,623	$ 15,572,982
Reinvestment of distributions	-	7,074	-	77,678
Shares redeemed	(162,383)	(207,292)	(1,819,575)	(2,223,649)
Net increase (decrease)	452,317	1,272,377	$ 5,103,048	$ 13,427,011
Service Class
Shares sold	-	35,001	$ -	$ 350,010
Reinvestment of distributions	-	172	-	1,890
Shares redeemed	-	-	-	-
Net increase (decrease)	-	35,173	$ -	$ 351,900
Service Class 2
Shares sold	327,503	59,460	$ 3,671,711	$ 619,300
Reinvestment of distributions	-	261	-	2,859
Shares redeemed	(23,156)	(13)	(258,249)	(141)
Net increase (decrease)	304,347	59,708	$ 3,413,462	$ 622,018
VIP Freedom 2020
Initial Class
Shares sold	476,246	1,564,154	$ 5,438,713	$ 16,654,069
Reinvestment of distributions	-	8,320	-	92,441
Shares redeemed	(351,505)	(119,826)	(4,015,918)	(1,315,072)
Net increase (decrease)	124,741	1,452,648	$ 1,422,795	$ 15,431,438
Service Class
Shares sold	129,195	143,748	$ 1,476,734	$ 1,505,055
Reinvestment of distributions	-	763	-	8,472
Shares redeemed	(2,661)	(1,219)	(30,256)	(13,120)
Net increase (decrease)	126,534	143,292	$ 1,446,478	$ 1,500,407
Service Class 2
Shares sold	1,528,525	1,501,452	$ 17,365,220	$ 16,109,143
Reinvestment of distributions	-	7,463	-	82,841
Shares redeemed	(63,101)	(25,203)	(721,355)	(275,926)
Net increase (decrease)	1,465,424	1,483,712	$ 16,643,865	$ 15,916,058
VIP Freedom 2025
Initial Class
Shares sold	269,626	453,648	$ 3,095,387	$ 4,845,340
Reinvestment of distributions	-	2,506	-	28,069
Shares redeemed	(129,144)	(23,774)	(1,491,893)	(261,394)
Shares redeemed	-	-	-	-
Net increase (decrease)	140,482	432,380	$ 1,603,494	$ 4,612,015
Service Class
Shares sold	-	35,001	$ -	$ 350,010
Reinvestment of distributions	-	181	-	2,030
Shares redeemed	-	-	-	-
Net increase (decrease)	-	35,182	$ -	$ 352,040
Service Class 2
Shares sold	-	35,001	$ -	$ 350,010
Reinvestment of distributions	-	147	-	1,645
Shares redeemed	-	-	-	-
Net increase (decrease)	-	35,148	$ -	$ 351,655

VIP Freedom Funds Portfolio

8. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Freedom 2030
Initial Class
Shares sold	336,888	890,212	$ 3,943,707	$ 9,562,775
Reinvestment of distributions	-	4,109	-	46,470
Shares redeemed	(218,809)	(161,133)	(2,531,809)	(1,749,772)
Net increase (decrease)	118,079	733,188	$ 1,411,898	$ 7,859,473
Service Class
Shares sold	40,656	91,941	$ 474,399	$ 959,711
Reinvestment of distributions	-	441	-	4,989
Shares redeemed	(6,621)	(7,342)	(77,051)	(78,548)
Net increase (decrease)	34,035	85,040	$ 397,348	$ 886,152
Service Class 2
Shares sold	437,462	684,652	$ 5,107,121	$ 7,360,607
Reinvestment of distributions	-	3,226	-	36,453
Shares redeemed	(196,506)	(30,725)	(2,297,076)	(328,962)
Net increase (decrease)	240,956	657,153	$ 2,810,045	$ 7,068,098

A For the period April 26, 2005 (commencement of operations) to December 31, 2005.

Semiannual Report

Semiannual Report

VIP Freedom Funds Portfolio

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPFF2K-SANN-0806
1.819548.102

Fidelity® Variable Insurance Products:

Freedom Lifetime Income Funds -
Portfolios I, II, & III

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Lifetime Income Portfolio I	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Lifetime Income Portfolio II	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Lifetime Income Portfolio III	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
VIP Freedom Lifetime Income I
Actual	$ 1,000.00	$ 1,016.60	$ -
HypotheticalA	$ 1,000.00	$ 1,024.79	$ -
VIP Freedom Lifetime Income II
Actual	$ 1,000.00	$ 1,025.10	$ -
HypotheticalA	$ 1,000.00	$ 1,024.79	$ -
VIP Freedom Lifetime Income III
Actual	$ 1,000.00	$ 1,029.60	$ -
HypotheticalA	$ 1,000.00	$ 1,024.79	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
VIP Freedom Lifetime Income I	0%
VIP Freedom Lifetime Income II	0%
VIP Freedom Lifetime Income III	0%

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.6	6.4
VIP Equity-Income Portfolio Investor Class	6.6	7.3
VIP Growth & Income Portfolio Investor Class	6.5	7.4
VIP Growth Portfolio Investor Class	6.4	7.3
VIP Mid Cap Portfolio Investor Class	2.3	2.7
VIP Value Portfolio Investor Class	5.6	6.3
VIP Value Strategies Portfolio Investor Class	2.3	2.7
	35.3	40.1
International Equity Funds
VIP Overseas Portfolio Investor Class R	8.2	5.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.1	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	40.6	39.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.8	9.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	35.3%
International Equity Funds	8.2%
Investment Grade Fixed-Income Funds	40.6%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	10.8%

Six months ago
Domestic Equity Funds	40.1%
International Equity Funds	5.4%
Investment Grade Fixed-Income Funds	39.6%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.9%

Expected
Domestic Equity Funds	36.0%
International Equity Funds	9.0%
Investment Grade Fixed-Income Funds	39.1%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 43.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 35.3%
VIP Contrafund Portfolio Investor Class	9,691	$ 307,791
VIP Equity-Income Portfolio Investor Class	14,471	360,627
VIP Growth & Income Portfolio Investor Class	24,773	357,975
VIP Growth Portfolio Investor Class	10,595	354,940
VIP Mid Cap Portfolio Investor Class	3,780	124,271
VIP Value Portfolio Investor Class	23,715	307,344
VIP Value Strategies Portfolio Investor Class	10,577	126,815
TOTAL DOMESTIC EQUITY FUNDS		1,939,763
International Equity Funds - 8.2%
VIP Overseas Portfolio Investor Class R	21,094	450,561
TOTAL EQUITY FUNDS (Cost $2,390,690)		2,390,324
Fixed-Income Funds - 45.7%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	44,405	281,525
Investment Grade Fixed-Income Funds - 40.6%
VIP Investment Grade Bond Portfolio Investor Class	183,914	2,230,872
TOTAL FIXED-INCOME FUNDS (Cost $2,570,073)		2,512,397
Short-Term Funds - 10.8%

VIP Money Market Portfolio Investor Class (Cost $594,836)	594,836	594,836
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,555,599)		$ 5,497,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $5,555,599) - See accompanying schedule		$ 5,497,557
Cash		88
Receivable for investments sold		4,073
Total assets		5,501,718

Liabilities
Payable for fund shares redeemed	$ 4,073
Total liabilities		4,073

Net Assets		$ 5,497,645
Net Assets consist of:
Paid in capital		$ 5,432,016
Undistributed net investment income		81,887
Accumulated undistributed net realized gain (loss) on investments		41,784
Net unrealized appreciation (depreciation) on investments		(58,042)
Net Assets, for 526,770 shares outstanding		$ 5,497,645
Net Asset Value, offering price and redemption price per share ($5,497,645 ÷ 526,770 shares)		$ 10.44

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 81,885
Interest		2
Total income		81,887

Expenses
Independent trustees' compensation	$ 8
Total expenses before reductions	8
Expense reductions	(8)	0
Net investment income (loss)		81,887
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,842)
Capital gain distributions from underlying funds	57,626	41,784
Change in net unrealized appreciation (depreciation) on underlying funds		(87,670)
Net gain (loss)		(45,886)
Net increase (decrease) in net assets resulting from operations		$ 36,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2006 (Unaudited)	For the period July 26, 2005 (commencement of operations) to December 31, 2005
Operations
Net investment income (loss)	$ 81,887	$ 13,358
Net realized gain (loss)	41,784	9,938
Change in net unrealized appreciation (depreciation)	(87,670)	29,628
Net increase (decrease) in net assets resulting from operations	36,001	52,924
Distributions to shareholders from net investment income	-	(14,034)
Distributions to shareholders from net realized gain	-	(9,824)
Total distributions	-	(23,858)
Share transactions Proceeds from sales of shares	2,967,292	2,908,474
Reinvestment of distributions	-	23,858
Cost of shares redeemed	(411,690)	(55,356)
Net increase (decrease) in net assets resulting from share transactions	2,555,602	2,876,976
Total increase (decrease) in net assets	2,591,603	2,906,042

Net Assets
Beginning of period	2,906,042	-
End of period (including undistributed net investment income of $81,887 and undistributed net investment income of $0, respectively)	$ 5,497,645	$ 2,906,042
Other Information Shares
Sold	282,980	286,018
Issued in reinvestment of distributions	-	2,319
Redeemed	(39,211)	(5,336)
Net increase (decrease)	243,769	283,001

Financial Highlights

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.10
Net realized and unrealized gain (loss)	(.02)	.26
Total from investment operations	.17	.36
Distributions from net investment income	-	(.05)
Distributions from net realized gain	-	(.04)
Total distributions	-	(.09)
Net asset value, end of period	$ 10.44	$ 10.27
Total Return B, C	1.66%	3.55%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.59% A	2.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,498	$ 2,906
Portfolio turnover rate	40% A	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 26, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income II Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.2	9.1
VIP Equity-Income Portfolio Investor Class	9.6	10.3
VIP Growth & Income Portfolio Investor Class	9.5	10.5
VIP Growth Portfolio Investor Class	9.5	10.3
VIP Mid Cap Portfolio Investor Class	3.3	3.8
VIP Value Portfolio Investor Class	8.2	8.9
VIP Value Strategies Portfolio Investor Class	3.4	3.7
	51.7	56.6
International Equity Funds
VIP Overseas Portfolio Investor Class R	11.8	10.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.4	7.2
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	27.5	24.8
Short-Term Funds
VIP Money Market Portfolio Investor Class	1.6	0.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.7%
International Equity Funds	11.8%
Investment Grade Fixed-Income Funds	27.5%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	1.6%

Six months ago
Domestic Equity Funds	56.6%
International Equity Funds	10.5%
Investment Grade Fixed-Income Funds	24.8%
High Yield Fixed-Income Funds	7.2%
Short-Term Funds	0.9%

Expected
Domestic Equity Funds	50.0%
International Equity Funds	12.5%
Investment Grade Fixed-Income Funds	28.2%
High Yield Fixed-Income Funds	7.1%
Short-Term Funds	2.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 51.7%
VIP Contrafund Portfolio Investor Class	27,558	$ 875,257
VIP Equity-Income Portfolio Investor Class	41,039	1,022,697
VIP Growth & Income Portfolio Investor Class	70,299	1,015,821
VIP Growth Portfolio Investor Class	30,119	1,008,972
VIP Mid Cap Portfolio Investor Class	10,815	355,606
VIP Value Portfolio Investor Class	67,299	872,189
VIP Value Strategies Portfolio Investor Class	30,093	360,814
TOTAL DOMESTIC EQUITY FUNDS		5,511,356
International Equity Funds - 11.8%
VIP Overseas Portfolio Investor Class R	58,683	1,253,479
TOTAL EQUITY FUNDS (Cost $6,798,747)		6,764,835
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	124,808	791,281
Investment Grade Fixed-Income Funds - 27.5%
VIP Investment Grade Bond Portfolio Investor Class	241,499	2,929,379
TOTAL FIXED-INCOME FUNDS (Cost $3,768,368)		3,720,660
Short-Term Funds - 1.6%

VIP Money Market Portfolio Investor Class (Cost $164,460)	164,460	164,460
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,731,575)		$ 10,649,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $10,731,575) - See accompanying schedule		$ 10,649,955
Cash		89
Receivable for investments sold		157
Total assets		10,650,201

Liabilities
Payable for fund shares redeemed	$ 157
Total liabilities		157

Net Assets		$ 10,650,044
Net Assets consist of:
Paid in capital		$ 10,598,929
Undistributed net investment income		63,624
Accumulated undistributed net realized gain (loss) on investments		69,111
Net unrealized appreciation (depreciation) on investments		(81,620)
Net Assets, for 1,001,878 shares outstanding		$ 10,650,044
Net Asset Value, offering price and redemption price per share ($10,650,044 ÷ 1,001,878 shares)		$ 10.63

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 63,622
Interest		2
Total income		63,624

Expenses
Independent trustees' compensation	$ 10
Total expenses before reductions	10
Expense reductions	(10)	0
Net investment income (loss)		63,624
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,528)
Capital gain distributions from underlying funds	86,661	69,133
Change in net unrealized appreciation (depreciation) on underlying funds		(128,960)
Net gain (loss)		(59,827)
Net increase (decrease) in net assets resulting from operations		$ 3,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2006 (Unaudited)	For the period July 26, 2005 (commencement of operations) to December 31, 2005
Operations
Net investment income (loss)	$ 63,624	$ 13,748
Net realized gain (loss)	69,133	14,608
Change in net unrealized appreciation (depreciation)	(128,960)	47,340
Net increase (decrease) in net assets resulting from operations	3,797	75,696
Distributions to shareholders from net investment income	-	(13,519)
Distributions to shareholders from net realized gain	-	(15,772)
Total distributions	-	(29,291)
Share transactions Proceeds from sales of shares	8,594,543	2,296,292
Reinvestment of distributions	-	29,291
Cost of shares redeemed	(314,684)	(5,600)
Net increase (decrease) in net assets resulting from share transactions	8,279,859	2,319,983
Total increase (decrease) in net assets	8,283,656	2,366,388

Net Assets
Beginning of period	2,366,388	-
End of period (including undistributed net investment income of $63,624 and undistributed net investment income of $0, respectively)	$ 10,650,044	$ 2,366,388
Other Information Shares
Sold	803,286	225,850
Issued in reinvestment of distributions	-	2,814
Redeemed	(29,531)	(541)
Net increase (decrease)	773,755	228,123

Financial Highlights

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.10
Net realized and unrealized gain (loss)	.16 F	.40
Total from investment operations	.26	.50
Distributions from net investment income	-	(.06)
Distributions from net realized gain	-	(.07)
Total distributions	-	(.13)
Net asset value, end of period	$ 10.63	$ 10.37
Total Return B, C	2.51%	5.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	1.94% A	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,650	$ 2,366
Portfolio turnover rate	25% A	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income III Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.2	11.0
VIP Equity-Income Portfolio Investor Class	11.9	12.5
VIP Growth & Income Portfolio Investor Class	11.8	12.6
VIP Growth Portfolio Investor Class	11.8	12.5
VIP Mid Cap Portfolio Investor Class	4.1	4.6
VIP Value Portfolio Investor Class	10.2	10.7
VIP Value Strategies Portfolio Investor Class	4.2	4.5
	64.2	68.4
International Equity Funds
VIP Overseas Portfolio Investor Class R	14.6	13.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.8	7.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	13.4	11.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	64.2%
International Equity Funds	14.6%
Investment Grade Fixed-Income Funds	13.4%
High Yield Fixed-Income Funds	7.8%
Short-Term Funds	0.0%

Six months ago
Domestic Equity Funds	68.4%
International Equity Funds	13.1%
Investment Grade Fixed-Income Funds	11.2%
High Yield Fixed-Income Funds	7.3%

Expected
Domestic Equity Funds	61.8%
International Equity Funds	15.5%
Investment Grade Fixed-Income Funds	15.2%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 64.2%
VIP Contrafund Portfolio Investor Class	22,752	$ 722,593
VIP Equity-Income Portfolio Investor Class	33,860	843,783
VIP Growth & Income Portfolio Investor Class	57,999	838,079
VIP Growth Portfolio Investor Class	24,832	831,886
VIP Mid Cap Portfolio Investor Class	8,911	292,997
VIP Value Portfolio Investor Class	55,529	719,660
VIP Value Strategies Portfolio Investor Class	24,812	297,495
TOTAL DOMESTIC EQUITY FUNDS		4,546,493
International Equity Funds - 14.6%
VIP Overseas Portfolio Investor Class R	48,250	1,030,615
TOTAL EQUITY FUNDS (Cost $5,549,131)		5,577,108
Fixed-Income Funds - 21.2%

High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Investor Class	86,741	549,940
Investment Grade Fixed-Income Funds - 13.4%
VIP Investment Grade Bond Portfolio Investor Class	78,532	952,591
TOTAL FIXED-INCOME FUNDS (Cost $1,523,430)		1,502,531
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $1,159)	1,159	1,159
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,073,720)		$ 7,080,798

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $7,073,720) - See accompanying schedule		$ 7,080,798
Cash		90
Receivable for investments sold		97
Total assets		7,080,985

Liabilities
Payable for fund shares redeemed	$ 97
Total liabilities		97

Net Assets		$ 7,080,888
Net Assets consist of:
Paid in capital		$ 6,955,852
Undistributed net investment income		35,356
Accumulated undistributed net realized gain (loss) on investments		82,602
Net unrealized appreciation (depreciation) on investments		7,078
Net Assets, for 656,251 shares outstanding		$ 7,080,888
Net Asset Value, offering price and redemption price per share ($7,080,888 ÷ 656,251 shares)		$ 10.79

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 35,354
Interest		2
Total income		35,356

Expenses
Independent trustees' compensation	$ 7
Total expenses before reductions	7
Expense reductions	(7)	0
Net investment income (loss)		35,356
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(620)
Capital gain distributions from underlying funds	83,469	82,849
Change in net unrealized appreciation (depreciation) on underlying funds		(90,220)
Net gain (loss)		(7,371)
Net increase (decrease) in net assets resulting from operations		$ 27,985

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2006 (Unaudited)	For the period July 26, 2005 (commencement of operations) to December 31, 2005
Operations
Net investment income (loss)	$ 35,356	$ 17,298
Net realized gain (loss)	82,849	17,826
Change in net unrealized appreciation (depreciation)	(90,220)	97,298
Net increase (decrease) in net assets resulting from operations	27,985	132,422
Distributions to shareholders from net investment income	-	(16,737)
Distributions to shareholders from net realized gain	-	(19,527)
Total distributions	-	(36,264)
Share transactions Proceeds from sales of shares	4,147,139	2,909,912
Reinvestment of distributions	-	36,264
Cost of shares redeemed	(52,506)	(84,064)
Net increase (decrease) in net assets resulting from share transactions	4,094,633	2,862,112
Total increase (decrease) in net assets	4,122,618	2,958,270

Net Assets
Beginning of period	2,958,270	-
End of period (including undistributed net investment income of $35,356 and undistributed net investment income of $0, respectively)	$ 7,080,888	$ 2,958,270
Other Information Shares
Sold	378,627	287,287
Issued in reinvestment of distributions	-	3,450
Redeemed	(4,776)	(8,337)
Net increase (decrease)	373,851	282,400

Financial Highlights

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.11
Net realized and unrealized gain (loss)	.23 F	.50
Total from investment operations	.31	.61
Distributions from net investment income	-	(.06)
Distributions from net realized gain	-	(.07)
Total distributions	-	(.13)
Net asset value, end of period	$ 10.79	$ 10.48
Total Return B, C	2.96%	6.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	1.53% A	2.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,081	$ 2,958
Portfolio turnover rate	16% A	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Lifetime Income Funds Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund IV. The Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Lifetime Income I	$ 5,555,599	$ 44,001	$ (102,043)	$ (58,042)
VIP Freedom Lifetime Income II	10,731,575	93,091	(174,711)	(81,620)
VIP Freedom Lifetime Income III	7,073,925	125,975	(119,102)	6,873

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	3,616,435	921,278
VIP Freedom Lifetime Income II	9,260,999	830,853
VIP Freedom Lifetime Income III	4,576,832	363,376

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets. Total expenses are limited to 0.00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

Reimbursement from adviser

VIP Freedom Lifetime Income I	$ 8
VIP Freedom Lifetime Income II	10
VIP Freedom Lifetime Income III	7

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

VIP Lifetime Income Funds Portfolio

Semiannual Report

VIP Lifetime Income Funds Portfolio

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPFLI-SANN-0806
1.816202.100

Fidelity® Variable Insurance Products:

FundsManager - 20%, 50%, 70%, 85% Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
FundsManager 20% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
FundsManager 50% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
FundsManager 70% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
FundsManager 85% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 13, 2006 to June 30, 2006). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value June 30, 2006	Expenses Paid During Period
VIP FundsManager 20% Portfolio
Service Class
Actual	$ 1,000.00	$ 999.00	$ .43 B
Hypothetical A	$ 1,000.00	$ 1,023.80	$ 1.00 C
Service Class 2
Actual	$ 1,000.00	$ 998.00	$ .76 B
Hypothetical A	$ 1,000.00	$ 1,023.06	$ 1.76 C
Investor Class
Actual	$ 1,000.00	$ 998.00	$ .43 B
Hypothetical A	$ 1,000.00	$ 1,023.80	$ 1.00 C
VIP FundsManager 50% Portfolio
Service Class
Actual	$ 1,000.00	$ 990.00	$ .43 B
Hypothetical A	$ 1,000.00	$ 1,023.80	$ 1.00 C
Service Class 2
Actual	$ 1,000.00	$ 991.00	$ .75 B
Hypothetical A	$ 1,000.00	$ 1,023.06	$ 1.76 C
Investor Class
Actual	$ 1,000.00	$ 990.00	$ .43 B
Hypothetical A	$ 1,000.00	$ 1,023.80	$ 1.00 C
	Beginning Account Value	Ending Account Value June 30, 2006	Expenses Paid During Period
VIP FundsManager 70% Portfolio
Service Class
Actual	$ 1,000.00	$ 985.00	$ .43 B
Hypothetical A	$ 1,000.00	$ 1,023.80	$ 1.00 C
Service Class 2
Actual	$ 1,000.00	$ 984.00	$ .75 B
Hypothetical A	$ 1,000.00	$ 1,023.06	$ 1.76 C
Investor Class
Actual	$ 1,000.00	$ 985.00	$ .43 B
Hypothetical A	$ 1,000.00	$ 1,023.80	$ 1.00 C
VIP FundsManager 85% Portfolio
Service Class
Actual	$ 1,000.00	$ 981.00	$ .43 B
Hypothetical A	$ 1,000.00	$ 1,023.80	$ 1.00 C
Service Class 2
Actual	$ 1,000.00	$ 981.00	$ .75 B
Hypothetical A	$ 1,000.00	$ 1,023.06	$ 1.76 C
Investor Class
Actual	$ 1,000.00	$ 981.00	$ .43 B
Hypothetical A	$ 1,000.00	$ 1,023.80	$ 1.00 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 79/365 (to reflect the period April 13, 2006 to June 30, 2006.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
VIP FundsManager 20% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 50% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 70% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 85% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%

VIP FundsManager Portfolio

VIP FundsManager 20% Portfolio

Investment Summary

Fund Holdings as of June 30, 2006
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Value Fund	2.3
Fidelity Contrafund	0.5
Fidelity Growth and Income Fund II	0.9
Fidelity Growth Company Fund	2.3
Fidelity Large Cap Stock Fund	0.5
Fidelity Mid-Cap Stock Fund	2.5
Fidelity Real Estate Investment Portfolio	0.8
Fidelity Small Cap Stock Fund	0.3
Fidelity Small Cap Value Fund	0.3
Fidelity Stock Selector Fund	2.2
Fidelity Trend Fund	1.2
Fidelity Value Discovery Fund	0.7
Fidelity Value Fund	1.5
VIP Dynamic Capital Appreciation Portfolio - Investor Class	2.6
VIP Growth & Income Portfolio Investor Class	1.8
20.4
International Equity Funds
Fidelity International Discovery Fund	0.6
Fidelity International Real Estate Fund	0.2
Fidelity International Small Capital Opportunities Fund	0.6
Fidelity Overseas Fund	0.9
2.3
Fixed-Income Funds
Fidelity Capital & Income Fund	1.8
Fidelity Floating Rate High Income Fund	5.0
Fidelity High Income Fund	5.1
Fidelity New Markets Income Fund	3.0
Fidelity U.S. Bond Index Fund	34.5
49.4
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio: Class I	27.9
100.0
Asset Allocation (% of fund's investments)
As of June 30, 2006
Domestic Equity Funds	20.4%
International Equity Funds	2.3%
Fixed Income Funds	49.4%
Money Market Funds	27.9%

Semiannual Report

VIP FundsManager 20% Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 22.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.4%
Fidelity Blue Chip Value Fund	6,943	$ 96,651
Fidelity Contrafund	316	20,846
Fidelity Growth and Income Fund II	3,543	36,529
Fidelity Growth Company Fund (a)	1,486	95,212
Fidelity Large Cap Stock Fund	1,371	21,693
Fidelity Mid-Cap Stock Fund	3,647	103,570
Fidelity Real Estate Investment Portfolio	903	31,458
Fidelity Small Cap Stock Fund	701	12,737
Fidelity Small Cap Value Fund	960	13,168
Fidelity Stock Selector Fund	3,705	93,557
Fidelity Trend Fund	831	48,370
Fidelity Value Discovery Fund	1,804	29,906
Fidelity Value Fund	805	63,236
VIP Dynamic Capital Appreciation Portfolio - Investor Class	11,783	108,052
VIP Growth & Income Portfolio Investor Class	5,159	74,546
TOTAL DOMESTIC EQUITY FUNDS		849,531
International Equity Funds - 2.3%
Fidelity International Discovery Fund	679	23,201
Fidelity International Real Estate Fund	728	10,468
Fidelity International Small Capital Opportunities Fund	1,654	23,002
Fidelity Overseas Fund	860	38,069
TOTAL INTERNATIONAL EQUITY FUNDS		94,740
TOTAL EQUITY FUNDS (Cost $930,012)		944,271
Fixed-Income Funds - 49.4%

Fidelity Capital & Income Fund	9,008	75,755
Fidelity Floating Rate High Income Fund	20,925	207,157
Fidelity High Income Fund	24,485	213,755
Fidelity New Markets Income Fund	8,720	123,646
Fidelity U.S. Bond Index Fund	135,276	1,432,575
TOTAL FIXED-INCOME FUNDS (Cost $2,058,325)		2,052,888
Money Market Funds - 27.9%

Fidelity Institutional Prime Money Market Portfolio: Class I (Cost $1,158,249)	1,158,249	1,158,249
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,146,586)		$ 4,155,408
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $4,146,586) - See accompanying schedule		$ 4,155,408
Cash		40
Receivable for fund shares sold		995
Total assets		4,156,443

Liabilities
Payable for investments purchased	$ 956
Payable for fund shares redeemed	38
Accrued management fee	442
Distribution fees payable	12
Total liabilities		1,448

Net Assets		$ 4,154,995
Net Assets consist of:
Paid in capital		$ 4,137,626
Undistributed net investment income		10,530
Accumulated undistributed net realized gain (loss) on investments		(1,983)
Net unrealized appreciation (depreciation) on investments		8,822
Net Assets		$ 4,154,995

Service Class: Net Asset Value, offering price and redemption price per share ($99,871 ÷ 10,001 shares)		$ 9.99

Service Class 2: Net Asset Value, offering price and redemption price per share ($99,839 ÷ 10,001 shares)		$ 9.98

Investor Class: Net Asset Value, offering price and redemption price per share ($3,955,285 ÷ 396,207 shares)		$ 9.98

Statement of Operations

	For the period April 13, 2006 commencement of operations) to June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,922
Interest		199
Total income		11,121

Expenses
Management fee	$ 707
Distribution fees	76
Independent trustees' compensation	1
Total expenses before reductions	784
Expense reductions	(193)	591
Net investment income (loss)		10,530
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,626)
Capital gain distributions from underlying funds	643	(1,983)
Change in net unrealized appreciation (depreciation) on underlying funds		8,822
Net gain (loss)		6,839
Net increase (decrease) in net assets resulting from operations		$ 17,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

For the period April 13, 2006 (commencement of operations) to June 30, 2006 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,530
Net realized gain (loss)	(1,983)
Change in net unrealized appreciation (depreciation)	8,822
Net increase (decrease) in net assets resulting from operations	17,369
Share transactions - net increase (decrease)	4,137,626
Total increase (decrease) in net assets	4,154,995

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $10,530)	$ 4,154,995

Financial Highlights - Service Class

Period ended June 30, 2006
(Unaudited) H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08
Net realized and unrealized gain (loss)	(.09) G
Total from investment operations	(.01)
Net asset value, end of period	$ 9.99
Total Return B, C, D	(.10)%
Ratios to Average Net Assets F, I
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period April 13, 2006 (commencement of operations) to June 30, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2006
(Unaudited) H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	(.09) G
Total from investment operations	(.02)
Net asset value, end of period	$ 9.98
Total Return B, C, D	(.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	3.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100
Portfolio turnover rate	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period April 13, 2006 (commencement of operations) to June 30, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights - Investor Class

Period ended June 30, 2006
(Unaudited) H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	(.09) G
Total from investment operations	(.02)
Net asset value, end of period	$ 9.98
Total Return B, C, D	(.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,955
Portfolio turnover rate	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period April 13, 2006 (commencement of operations) to June 30, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Investment Summary

Fund Holdings as of June 30, 2006
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Value Fund	3.7
Fidelity Contrafund	0.5
Fidelity Dividend Growth Fund	2.8
Fidelity Equity-Income Fund	1.9
Fidelity Growth and Income Fund II	1.8
Fidelity Growth Company Fund	2.7
Fidelity Large Cap Stock Fund	4.5
Fidelity Mid-Cap Stock Fund	2.3
Fidelity Real Estate Investment Portfolio	1.3
Fidelity Small Cap Stock Fund	0.3
Fidelity Stock Selector Fund	3.6
Fidelity Structured Large Capital Value Fund	1.7
Fidelity Trend Fund	2.8
Fidelity Value Discovery Fund	2.1
Fidelity Value Fund	2.8
VIP Dynamic Capital Appreciation Portfolio - Investor Class	5.7
VIP Growth & Income Portfolio Investor Class	5.7
46.2
International Equity Funds
Fidelity International Discovery Fund	1.5
Fidelity International Real Estate Fund	0.8
Fidelity International Small Capital Opportunities Fund	1.4
Fidelity Overseas Fund	2.1
5.8
Fixed-Income Funds
Fidelity Capital & Income Fund	1.8
Fidelity Floating Rate High Income Fund	2.0
Fidelity High Income Fund	5.2
Fidelity New Markets Income Fund	2.0
Fidelity U.S. Bond Index Fund	27.8
38.8
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio: Class I	9.2
100.0
Asset Allocation (% of fund's investments)
As of June 30, 2006
Domestic Equity Funds	46.2%
International Equity Funds	5.8%
Fixed Income Funds	38.8%
Money Market Funds	9.2%

Semiannual Report

VIP FundsManager 50% Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 46.2%
Fidelity Blue Chip Value Fund	77,741	$ 1,082,160
Fidelity Contrafund	2,219	146,526
Fidelity Dividend Growth Fund	28,346	826,012
Fidelity Equity-Income Fund	10,207	555,286
Fidelity Growth and Income Fund II	51,162	527,485
Fidelity Growth Company Fund (a)	12,185	780,821
Fidelity Large Cap Stock Fund	82,142	1,299,491
Fidelity Mid-Cap Stock Fund	23,759	674,751
Fidelity Real Estate Investment Portfolio	10,785	375,531
Fidelity Small Cap Stock Fund	4,661	84,695
Fidelity Stock Selector Fund	41,224	1,040,917
Fidelity Structured Large Capital Value Fund	35,911	488,753
Fidelity Trend Fund	13,841	806,071
Fidelity Value Discovery Fund	36,501	605,186
Fidelity Value Fund	10,548	829,051
VIP Dynamic Capital Appreciation Portfolio - Investor Class	179,882	1,649,520
VIP Growth & Income Portfolio Investor Class	114,259	1,651,050
TOTAL DOMESTIC EQUITY FUNDS		13,423,306
International Equity Funds - 5.8%
Fidelity International Discovery Fund	12,502	427,440
Fidelity International Real Estate Fund	15,329	220,437
Fidelity International Small Capital Opportunities Fund	30,332	421,913
Fidelity Overseas Fund	13,578	601,243
TOTAL INTERNATIONAL EQUITY FUNDS		1,671,033
TOTAL EQUITY FUNDS (Cost $15,056,197)		15,094,339
Fixed-Income Funds - 38.8%

Fidelity Capital & Income Fund	62,976	529,630
Fidelity Floating Rate High Income Fund	58,620	580,337
Fidelity High Income Fund	171,397	1,496,293
Fidelity New Markets Income Fund	40,632	576,160
Fidelity U.S. Bond Index Fund	763,224	8,082,540
TOTAL FIXED-INCOME FUNDS (Cost $11,303,255)		11,264,960
Money Market Funds - 9.2%

Fidelity Institutional Prime Money Market Portfolio: Class I (Cost $2,675,838)	2,675,838	2,675,838
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $29,035,290)		$ 29,035,137
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $29,035,290) - See accompanying schedule		$ 29,035,137
Cash		59
Receivable for fund shares sold		993,158
Total assets		30,028,354

Liabilities
Payable for investments purchased	$ 993,159
Accrued management fee	3,256
Distribution fees payable	12
Total liabilities		996,427

Net Assets		$ 29,031,927
Net Assets consist of:
Paid in capital		$ 28,979,415
Undistributed net investment income		49,931
Accumulated undistributed net realized gain (loss) on investments		2,734
Net unrealized appreciation (depreciation) on investments		(153)
Net Assets		$ 29,031,927

Service Class: Net Asset Value, offering price and redemption price per share ($99,040 ÷ 10,001 shares)		$ 9.90

Service Class 2: Net Asset Value, offering price and redemption price per share ($99,072 ÷ 10,001 shares)		$ 9.91

Investor Class: Net Asset Value, offering price and redemption price per share ($28,833,815 ÷ 2,911,599 shares)		$ 9.90

Statement of Operations

	For the period April 13, 2006 commencement of operations) to June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 53,980
Interest		219
Total income		54,199

Expenses
Management fee	$ 5,364
Distribution fees	76
Independent trustees' compensation	2
Total expenses before reductions	5,442
Expense reductions	(1,174)	4,268
Net investment income (loss)		49,931
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,835)
Capital gain distributions from underlying funds	7,569	2,734
Change in net unrealized appreciation (depreciation) on underlying funds		(153)
Net gain (loss)		2,581
Net increase (decrease) in net assets resulting from operations		$ 52,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period April 13, 2006 (commencement of operations) to June 30, 2006 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,931
Net realized gain (loss)	2,734
Change in net unrealized appreciation (depreciation)	(153)
Net increase (decrease) in net assets resulting from operations	52,512
Share transactions - net increase (decrease)	28,979,415
Total increase (decrease) in net assets	29,031,927

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $49,931)	$ 29,031,927

Financial Highlights - Service Class

Period ended June 30, 2006
(Unaudited) H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.15) G
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C, D	(1.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period April 13, 2006 (commencement of operations) to June 30, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2006
(Unaudited) H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.14) G
Total from investment operations	(.09)
Net asset value, end of period	$ 9.91
Total Return B, C, D	(.90)%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	2.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period April 13, 2006 (commencement of operations) to June 30, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights - Investor Class

Period ended June 30, 2006
(Unaudited) H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	(.14) G
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C, D	(1.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,834
Portfolio turnover rate	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period April 13, 2006 (commencement of operations) to June 30, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Investment Summary

Fund Holdings as of June 30, 2006
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Value Fund	4.2
Fidelity Contrafund	0.5
Fidelity Dividend Growth Fund	5.0
Fidelity Equity-Income Fund	3.6
Fidelity Growth and Income Fund II	2.2
Fidelity Growth Company Fund	2.9
Fidelity Large Cap Stock Fund	6.7
Fidelity Mid-Cap Stock Fund	2.3
Fidelity Real Estate Investment Portfolio	2.1
Fidelity Small Cap Stock Fund	0.3
Fidelity Stock Selector Fund	4.0
Fidelity Structured Large Capital Value Fund	2.6
Fidelity Trend Fund	3.6
Fidelity Value Discovery Fund	2.8
Fidelity Value Fund	3.6
VIP Dynamic Capital Appreciation Portfolio - Investor Class	7.6
VIP Growth & Income Portfolio Investor Class	7.6
61.6
International Equity Funds
Fidelity Emerging Markets Fund	2.0
Fidelity International Discovery Fund	1.9
Fidelity International Real Estate Fund	1.0
Fidelity International Small Capital Opportunities Fund	1.9
Fidelity Overseas Fund	4.2
11.0
Fixed-Income Funds
Fidelity Capital & Income Fund	1.3
Fidelity Floating Rate High Income Fund	2.0
Fidelity High Income Fund	4.7
Fidelity New Markets Income Fund	2.0
Fidelity U.S. Bond Index Fund	13.6
23.6
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio: Class I	3.8
100.0
Asset Allocation (% of fund's investments)
As of June 30, 2006
Domestic Equity Funds	61.6%
International Equity Funds	11.0%
Fixed Income Funds	23.6%
Money Market Funds	3.8%

Semiannual Report

VIP FundsManager 70% Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 61.6%
Fidelity Blue Chip Value Fund	115,018	$ 1,601,053
Fidelity Contrafund	2,930	193,467
Fidelity Dividend Growth Fund	65,793	1,917,205
Fidelity Equity-Income Fund	25,538	1,389,274
Fidelity Growth and Income Fund II	83,134	857,113
Fidelity Growth Company Fund (a)	17,171	1,100,322
Fidelity Large Cap Stock Fund	162,675	2,573,522
Fidelity Mid-Cap Stock Fund	30,904	877,667
Fidelity Real Estate Investment Portfolio	22,752	792,210
Fidelity Small Cap Stock Fund	5,832	105,959
Fidelity Stock Selector Fund	61,556	1,554,292
Fidelity Structured Large Capital Value Fund	74,588	1,015,141
Fidelity Trend Fund	23,594	1,374,122
Fidelity Value Discovery Fund	65,189	1,080,825
Fidelity Value Fund	17,380	1,366,054
VIP Dynamic Capital Appreciation Portfolio - Investor Class	317,406	2,910,612
VIP Growth & Income Portfolio Investor Class	201,663	2,914,026
TOTAL DOMESTIC EQUITY FUNDS		23,622,864
International Equity Funds - 11.0%
Fidelity Emerging Markets Fund	38,206	762,972
Fidelity International Discovery Fund	21,766	744,177
Fidelity International Real Estate Fund	26,953	387,588
Fidelity International Small Capital Opportunities Fund	52,544	730,881
Fidelity Overseas Fund	35,927	1,590,862
TOTAL INTERNATIONAL EQUITY FUNDS		4,216,480
TOTAL EQUITY FUNDS (Cost $27,760,605)		27,839,344
Fixed-Income Funds - 23.6%

Fidelity Capital & Income Fund	60,391	507,885
Fidelity Floating Rate High Income Fund	77,384	766,104
Fidelity High Income Fund	204,285	1,783,404
Fidelity New Markets Income Fund	53,562	759,515
Fidelity U.S. Bond Index Fund	492,804	5,218,792
TOTAL FIXED-INCOME FUNDS (Cost $9,074,976)		9,035,700
Money Market Funds - 3.8%

Fidelity Institutional Prime Money Market Portfolio: Class I (Cost $1,459,123)	1,459,123	1,459,123
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $38,294,704)		$ 38,334,167
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $38,294,704) - See accompanying schedule		$ 38,334,167
Cash		59
Receivable for fund shares sold		486,897
Total assets		38,821,123

Liabilities
Payable for investments purchased	$ 486,898
Accrued management fee	4,357
Distribution fees payable	12
Total liabilities		491,267

Net Assets		$ 38,329,856
Net Assets consist of:
Paid in capital		$ 38,255,735
Undistributed net investment income		39,573
Accumulated undistributed net realized gain (loss) on investments		(4,915)
Net unrealized appreciation (depreciation) on investments		39,463
Net Assets		$ 38,329,856

Service Class: Net Asset Value, offering price and redemption price per share ($98,486 ÷ 10,001 shares)		$ 9.85

Service Class 2: Net Asset Value, offering price and redemption price per share ($98,454 ÷ 10,001 shares)		$ 9.84

Investor Class: Net Asset Value, offering price and redemption price per share ($38,132,916 ÷ 3,873,296 shares)		$ 9.85

Statement of Operations

	For the period April 13, 2006 (commencement of operations) to June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 45,044
Interest		218
Total income		45,262

Expenses
Management fee	$ 7,165
Distribution fees	76
Independent trustees' compensation	2
Total expenses before reductions	7,243
Expense reductions	(1,554)	5,689
Net investment income (loss)		39,573
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,346)
Capital gain distributions from underlying funds	10,431	(4,915)
Change in net unrealized appreciation (depreciation) on underlying funds		39,463
Net gain (loss)		34,548
Net increase (decrease) in net assets resulting from operations		$ 74,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

For the period April 13, 2006 (commencement of operations) to June 30, 2006 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,573
Net realized gain (loss)	(4,915)
Change in net unrealized appreciation (depreciation)	39,463
Net increase (decrease) in net assets resulting from operations	74,121
Share transactions - net increase (decrease)	38,255,735
Total increase (decrease) in net assets	38,329,856

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $39,573	$ 38,329,856

Financial Highlights - Service Class

Period ended June 30, 2006
(Unaudited) H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.18) G
Total from investment operations	(.15)
Net asset value, end of period	$ 9.85
Total Return B, C, D	(1.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98
Portfolio turnover rate	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period April 13, 2006 (commencement of operations) to June 30, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2006
(Unaudited) H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.19) G
Total from investment operations	(.16)
Net asset value, end of period	$ 9.84
Total Return B, C, D	(1.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98
Portfolio turnover rate	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period April 13, 2006 (commencement of operations) to June 30, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights - Investor Class

Period ended June 30, 2006
(Unaudited) H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.18) G
Total from investment operations	(.15)
Net asset value, end of period	$ 9.85
Total Return B, C, D	(1.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,133
Portfolio turnover rate	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period April 13, 2006 (commencement of operations) to June 30, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Investment Summary

Fund Holdings as of June 30, 2006
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Value Fund	4.8
Fidelity Contrafund	0.5
Fidelity Dividend Growth Fund	4.0
Fidelity Equity-Income Fund	3.2
Fidelity Growth and Income Fund II	2.7
Fidelity Growth Company Fund	4.0
Fidelity Large Cap Stock Fund	6.2
Fidelity Mid-Cap Stock Fund	4.4
Fidelity Real Estate Investment Portfolio	3.1
Fidelity Small Cap Stock Fund	0.3
Fidelity Small Cap Value Fund	0.8
Fidelity Stock Selector Fund	4.4
Fidelity Structured Large Capital Value Fund	2.9
Fidelity Trend Fund	3.7
Fidelity Value Discovery Fund	4.2
Fidelity Value Fund	4.9
VIP Dynamic Capital Appreciation Portfolio - Investor Class	9.0
VIP Growth & Income Portfolio Investor Class	9.0
72.1
International Equity Funds
Fidelity Emerging Markets Fund	1.9
Fidelity International Discovery Fund	5.8
Fidelity International Real Estate Fund	1.0
Fidelity International Small Capital Opportunities Fund	0.9
Fidelity Overseas Fund	6.2
15.8
Fixed-Income Funds
Fidelity High Income Fund	3.0
Fidelity New Markets Income Fund	2.0
Fidelity U.S. Bond Index Fund	7.1
12.1
100.0
Asset Allocation (% of fund's investments)
As of June 30, 2006
Domestic Equity Funds	72.1%
International Equity Funds	15.8%
Fixed Income Funds	12.1%

Semiannual Report

VIP FundsManager 85% Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 87.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 72.1%
Fidelity Blue Chip Value Fund	53,337	$ 742,456
Fidelity Contrafund	1,187	78,353
Fidelity Dividend Growth Fund	21,410	623,885
Fidelity Equity-Income Fund	9,126	496,481
Fidelity Growth and Income Fund II	40,155	413,998
Fidelity Growth Company Fund (a)	9,751	624,824
Fidelity Large Cap Stock Fund	60,583	958,427
Fidelity Mid-Cap Stock Fund	24,245	688,561
Fidelity Real Estate Investment Portfolio	13,909	484,317
Fidelity Small Cap Stock Fund	2,803	50,939
Fidelity Small Cap Value Fund	8,952	122,824
Fidelity Stock Selector Fund	27,340	690,342
Fidelity Structured Large Capital Value Fund	32,559	443,129
Fidelity Trend Fund	9,853	573,861
Fidelity Value Discovery Fund	39,124	648,670
Fidelity Value Fund	9,742	765,689
VIP Dynamic Capital Appreciation Portfolio - Investor Class	151,802	1,392,025
VIP Growth & Income Portfolio Investor Class	96,753	1,398,075
TOTAL DOMESTIC EQUITY FUNDS		11,196,856
International Equity Funds - 15.8%
Fidelity Emerging Markets Fund	15,143	302,405
Fidelity International Discovery Fund	26,448	904,273
Fidelity International Real Estate Fund	10,856	156,106
Fidelity International Small Capital Opportunities Fund	9,986	138,909
Fidelity Overseas Fund	21,685	960,218
TOTAL INTERNATIONAL EQUITY FUNDS		2,461,911
TOTAL EQUITY FUNDS (Cost $13,750,319)		13,658,767
Fixed-Income Funds - 12.1%

Fidelity High Income Fund	53,567	467,637
Fidelity New Markets Income Fund	21,832	309,574
Fidelity U.S. Bond Index Fund	103,460	1,095,646
TOTAL FIXED-INCOME FUNDS (Cost $1,885,486)		1,872,857
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $15,635,805)		$ 15,531,624
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $15,635,805) - See accompanying schedule		$ 15,531,624
Cash		45
Receivable for fund shares sold		180,731
Total assets		15,712,400

Liabilities
Payable for investments purchased	$ 180,731
Accrued management fee	2,024
Distribution fees payable	12
Total liabilities		182,767

Net Assets		$ 15,529,633
Net Assets consist of:
Paid in capital		$ 15,636,411
Undistributed net investment income		8,379
Accumulated undistributed net realized gain (loss) on investments		(10,976)
Net unrealized appreciation (depreciation) on investments		(104,181)
Net Assets		$ 15,529,633

Service Class: Net Asset Value, offering price and redemption price per share ($98,111 ÷ 10,001 shares)		$ 9.81

Service Class 2: Net Asset Value, offering price and redemption price per share ($98,079 ÷ 10,001 shares)		$ 9.81

Investor Class: Net Asset Value, offering price and redemption price per share ($15,333,443 ÷ 1,562,479 shares)		$ 9.81

Statement of Operations

	For the period April 13, 2006 (commencement of operations) to June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,026
Interest		204
Total income		11,230

Expenses
Management fee	$ 3,564
Distribution fees	76
Independent trustees' compensation	1
Total expenses before reductions	3,641
Expense reductions	(790)	2,851
Net investment income (loss)		8,379
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,049)
Capital gain distributions from underlying funds	9,073	(10,976)
Change in net unrealized appreciation (depreciation) on underlying funds		(104,181)
Net gain (loss)		(115,157)
Net increase (decrease) in net assets resulting from operations		$ (106,778)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period April 13, 2006 (commencement of operations) to June 30, 2006 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,379
Net realized gain (loss)	(10,976)
Change in net unrealized appreciation (depreciation)	(104,181)
Net increase (decrease) in net assets resulting from operations	(106,778)
Share transactions - net increase (decrease)	15,636,411
Total increase (decrease) in net assets	15,529,633

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $8,379)	$ 15,529,633

Financial Highlights - Service Class

Period ended June 30, 2006
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	(.20)
Total from investment operations	(.19)
Net asset value, end of period	$ 9.81
Total Return B, C, D	(1.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98
Portfolio turnover rate	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to June 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2006
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	(.20)
Total from investment operations	(.19)
Net asset value, end of period	$ 9.81
Total Return B, C, D	(1.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98
Portfolio turnover rate	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to June 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Financial Highlights - Investor Class

Period ended June 30, 2006
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	(.20)
Total from investment operations	(.19)
Net asset value, end of period	$ 9.81
Total Return B, C, D	(1.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,333
Portfolio turnover rate	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) toJune 30, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP and Fidelity retail equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Investor Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

VIP FundsManager 20% Portfolio	$ 4,146,586	$ 22,359	$ (13,537)	$ 8,822
VIP FundsManager 50% Portfolio	29,035,290	214,553	(214,706)	(153)
VIP FundsManager 70% Portfolio	38,294,704	436,650	(397,187)	39,463
VIP FundsManager 85% Portfolio	15,635,805	159,230	(263,411)	(104,181)

New Accounting Pronouncement. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)

VIP FundsManager 20% Portfolio	4,333,209	183,998
VIP FundsManager 50% Portfolio	29,135,316	95,192
VIP FundsManager 70% Portfolio	38,677,732	367,683
VIP FundsManager 85% Portfolio	15,951,907	296,053

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .25% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until July 31, 2007.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total

VIP FundsManager 20% Portfolio	$ 22	$ 54	$ 76
VIP FundsManager 50% Portfolio	22	54	76
VIP FundsManager 70% Portfolio	22	54	76
VIP FundsManager 85% Portfolio	22	54	76

VIP FundsManager Portfolio

5. Expense Reductions.

Strategic Advisers contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until July 31, 2007. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver

VIP FundsManager 20% Portfolio	$ 149
VIP FundsManager 50% Portfolio	1,130
VIP FundsManager 70% Portfolio	1,510
VIP FundsManager 85% Portfolio	746

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement

VIP FundsManager 20% Portfolio
Service Class	$ 22
Service Class 2	22
VIP FundsManager 50% Portfolio
Service Class	22
Service Class 2	22
VIP FundsManager 70% Portfolio
Service Class	22
Service Class 2	22
VIP FundsManager 85% Portfolio
Service Class	22
Service Class 2	22

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %

VIP FundsManager 20% Portfolio	100%
VIP FundsManager 50% Portfolio	100%
VIP FundsManager 70% Portfolio	100%
VIP FundsManager 85% Portfolio	100%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended June 30, 2006 A	Period ended June 30, 2006 A
VIP FundsManager 20% Portfolio
Service Class
Shares sold	10,001	$ 100,010
Net increase (decrease)	10,001	$ 100,010
Service Class 2
Shares sold	10,001	$ 100,010
Net increase (decrease)	10,001	$ 100,010
Investor Class
Shares sold	415,731	$ 4,130,865
Shares redeemed	(19,524)	(193,259)
Net increase (decrease)	396,207	$ 3,937,606
VIP FundsManager 50% Portfolio
Service Class
Shares sold	10,001	$ 100,010
Net increase (decrease)	10,001	$ 100,010
Service Class 2
Shares sold	10,001	$ 100,010
Net increase (decrease)	10,001	$ 100,010
Investor Class
Shares sold	2,973,252	$ 29,377,989
Shares redeemed	(61,653)	(598,594)
Net increase (decrease)	2,911,599	$ 28,779,395
VIP FundsManager 70% Portfolio
Service Class
Shares sold	10,001	$ 100,010
Net increase (decrease)	10,001	$ 100,010
Service Class 2
Shares sold	10,001	$ 100,010
Net increase (decrease)	10,001	$ 100,010
Investor Class
Shares sold	3,907,845	$ 38,388,290
Shares redeemed	(34,549)	(332,575)
Net increase (decrease)	3,873,296	$ 38,055,715
VIP FundsManager 85% Portfolio
Service Class
Shares sold	10,001	$ 100,010
Net increase (decrease)	10,001	$ 100,010
Service Class 2
Shares sold	10,001	$ 100,010
Net increase (decrease)	10,001	$ 100,010
Investor Class
Shares sold	1,596,651	$ 15,763,440
Shares redeemed	(34,172)	(327,049)
Net increase (decrease)	1,562,479	$ 15,436,391

A For the period April 13, 2006 (commencement of operations) to June 30, 2006.

VIP FundsManager Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager 20% Portfolio / VIP FundsManager 50% Portfolio / VIP FundsManager 70% Portfolio / VIP FundsManager 85% Portfolio

On March 16, 2006, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., and FMR (together, the Investment Advisers), including the background of the funds' portfolio manager and the funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio are new funds and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board noted that each fund's proposed management fee rate would rank above the median of competitive funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board noted, however, that the proposed management fee would cover substantially all fund expenses other than transfer agency fees and 12b-1 fees. The Board considered that Strategic Advisers contractually agreed to waive 0.05% of its management fee until July 31, 2007. The Board also considered that each fund will be fully actively managed and invest in a mix of underlying Fidelity retail and VIP funds. The Board noted FMR's assertion that very few competitor funds of funds have the ability to invest in both insurance- and non-insurance dedicated funds.

In its review of each fund's total expenses, the Board noted that each fund invests in retail underlying funds and classes and in Investor Class of the VIP underlying funds to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, each retail underlying fund or class and Investor Class of each VIP underlying fund bears its pro rata portion of the VIP transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board also considered that FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2 of each fund. Based on its review, the Board concluded that each fund's management fee and the total expenses for each class of each fund were fair and reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's management contract and administration agreement, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Economies of Scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to each fund, through waivers or reimbursements, or through fee or expense reductions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information regarding (i) competitor fund of funds, (ii) Strategic Advisers' mutual fund wrap fee programs, and (iii) a fund of fund managed by Strategic Advisers for its clients.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

VIP FundsManager Portfolio

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPFM-SANN-0806
1.833444.100

Fidelity® Variable Insurance Products:

Investor Freedom Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
VIP Investor Freedom Income
Actual	$ 1,000.00	$ 1,014.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2005
Actual	$ 1,000.00	$ 1,016.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2010
Actual	$ 1,000.00	$ 1,015.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2015
Actual	$ 1,000.00	$ 1,023.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2020
Actual	$ 1,000.00	$ 1,025.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2025
Actual	$ 1,000.00	$ 1,028.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2030
Actual	$ 1,000.00	$ 1,029.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Funds' annualized expense ratio of .0%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund's annualized expense ratio.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	3.1	3.3
VIP Equity-Income Portfolio Investor Class	3.6	3.7
VIP Growth & Income Portfolio Investor Class	3.6	3.7
VIP Growth Portfolio Investor Class	3.5	3.7
VIP Mid Cap Portfolio Investor Class	1.2	1.4
VIP Value Portfolio Investor Class	3.0	3.2
VIP Value Strategies Portfolio Investor Class	1.3	1.4
	19.3	20.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.0	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	35.2	34.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	40.5	39.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.3%
Investment Grade Fixed-Income Funds	35.2%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	40.5%

Six months ago
Domestic Equity Funds	20.4%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	39.7%

The six months ago allocation is based on the fund's holdings as of December 31, 2005. The current allocation is based on the fund's holdings as of June 30, 2006.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 19.3%
VIP Contrafund Portfolio Investor Class	8,028	$ 254,976
VIP Equity-Income Portfolio Investor Class	11,947	297,713
VIP Growth & Income Portfolio Investor Class	20,468	295,761
VIP Growth Portfolio Investor Class	8,766	293,653
VIP Mid Cap Portfolio Investor Class	3,148	103,514
VIP Value Portfolio Investor Class	19,603	254,050
VIP Value Strategies Portfolio Investor Class	8,766	105,103
TOTAL EQUITY FUNDS (Cost $1,602,422)		1,604,770
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	65,773	417,001
Investment Grade Fixed-Income Funds - 35.2%
VIP Investment Grade Bond Portfolio Investor Class	241,790	2,932,909
TOTAL FIXED-INCOME FUNDS (Cost $3,404,452)		3,349,910
Short-Term Funds - 40.5%

VIP Money Market Portfolio Investor Class (Cost $3,373,814)	3,373,814	3,373,814
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,380,688)		$ 8,328,494
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $29 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $8,380,688) - See accompanying schedule		$ 8,328,494
Cash		25
Receivable for fund shares sold		73,306
Total assets		8,401,825

Liabilities
Payable for investments purchased	$ 73,308
Total liabilities		73,308

Net Assets		$ 8,328,517
Net Assets consist of:
Paid in capital		$ 8,255,389
Undistributed net investment income		105,182
Accumulated undistributed net realized gain (loss) on investments		20,140
Net unrealized appreciation (depreciation) on investments		(52,194)
Net Assets, for 813,295 shares outstanding		$ 8,328,517
Net Asset Value, offering price and redemption price per share ($8,328,517 ÷ 813,295 shares)		$ 10.24

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 105,580

Expenses
Independent trustees' compensation	$ 9
Total expenses before reductions	9
Expense reductions	(9)	0
Net investment income (loss)		105,580
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,772)
Capital gain distributions from underlying funds	29,941	20,169
Change in net unrealized appreciation (depreciation) on underlying funds		(71,303)
Net gain (loss)		(51,134)
Net increase (decrease) in net assets resulting from operations		$ 54,446

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period August 3, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,580	$ 17,826
Net realized gain (loss)	20,169	(29)
Change in net unrealized appreciation (depreciation)	(71,303)	19,109
Net increase (decrease) in net assets resulting from operations	54,446	36,906
Distributions to shareholders from net investment income	(18,224)	-
Share transactions Proceeds from sales of shares	6,245,098	2,914,583
Reinvestment of distributions	18,224	-
Cost of shares redeemed	(906,818)	(15,698)
Net increase (decrease) in net assets resulting from share transactions	5,356,504	2,898,885
Total increase (decrease) in net assets	5,392,726	2,935,791

Net Assets
Beginning of period	2,935,791	-
End of period (including undistributed net investment income of $105,182 and undistributed net investment income of $17,826, respectively)	$ 8,328,517	$ 2,935,791
Other Information Shares
Sold	610,685	291,011
Issued in reinvestment of distributions	1,794	-
Redeemed	(88,644)	(1,551)
Net increase (decrease)	523,835	289,460

Financial Highlights

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.16
Net realized and unrealized gain (loss)	(.05)	(.02) G
Total from investment operations	.15	.14
Distributions from net investment income	(.05)	-
Net asset value, end of period	$ 10.24	$ 10.14
Total Return B, C, D	1.48%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.89% A	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,329	$ 2,936
Portfolio turnover rate	36% A	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

H For the period August 3, 2005 (commencement of operations) to December 31, 2005.

I Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2005 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.2	6.5
VIP Equity-Income Portfolio Investor Class	7.2	7.4
VIP Growth & Income Portfolio Investor Class	7.2	7.4
VIP Growth Portfolio Investor Class	7.2	7.4
VIP Mid Cap Portfolio Investor Class	2.5	2.7
VIP Value Portfolio Investor Class	6.2	6.4
VIP Value Strategies Portfolio Investor Class	2.6	2.7
	39.1	40.5
International Equity Funds
VIP Overseas Portfolio Investor Class R	6.4	5.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.1	4.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	37.4	37.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	12.0	11.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.1%
International Equity Funds	6.4%
Investment Grade Fixed-Income Funds	37.4%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	12.0%

Six months ago
Domestic Equity Funds	40.5%
International Equity Funds	5.2%
Investment Grade Fixed-Income Funds	37.9%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	11.5%

Expected
Domestic Equity Funds	39.5%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	34.6%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.3%

The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. In March 2006, the target date for combining the fund with the VIP Investor Freedom Income Fund was extended by approximately five years resulting in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005, reflecting the prior allocation.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.1%
VIP Contrafund Portfolio Investor Class	6,614	$ 210,067
VIP Equity-Income Portfolio Investor Class	9,838	245,156
VIP Growth & Income Portfolio Investor Class	16,867	243,727
VIP Growth Portfolio Investor Class	7,226	242,061
VIP Mid Cap Portfolio Investor Class	2,600	85,503
VIP Value Portfolio Investor Class	16,145	209,239
VIP Value Strategies Portfolio Investor Class	7,233	86,718
TOTAL DOMESTIC EQUITY FUNDS		1,322,471
International Equity Funds - 6.4%
VIP Overseas Portfolio Investor Class R	10,103	215,793
TOTAL EQUITY FUNDS (Cost $1,521,087)		1,538,264
Fixed-Income Funds - 42.5%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	27,017	171,291
Investment Grade Fixed-Income Funds - 37.4%
VIP Investment Grade Bond Portfolio Investor Class	104,325	1,265,461
TOTAL FIXED-INCOME FUNDS (Cost $1,465,768)		1,436,752
Short-Term Funds - 12.0%

VIP Money Market Portfolio Investor Class (Cost $405,161)	405,161	405,161
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,392,016)		$ 3,380,177
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $1,736 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $3,392,016) - See accompanying schedule		$ 3,380,177
Receivable for fund shares sold		180,985
Total assets		3,561,162

Liabilities
Payable for investments purchased	$ 180,983
Payable for fund shares redeemed	4
Total liabilities		180,987

Net Assets		$ 3,380,175
Net Assets consist of:
Paid in capital		$ 3,319,946
Undistributed net investment income		39,618
Accumulated undistributed net realized gain (loss) on investments		32,450
Net unrealized appreciation (depreciation) on investments		(11,839)
Net Assets, for 326,573 shares outstanding		$ 3,380,175
Net Asset Value, offering price and redemption price per share ($3,380,175 ÷ 326,573 shares)		$ 10.35

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 41,350

Expenses
Independent trustees' compensation	$ 4
Total expenses before reductions	4
Expense reductions	(4)	0
Net investment income (loss)		41,350
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,847
Capital gain distributions from underlying funds	30,339	34,186
Change in net unrealized appreciation (depreciation) on underlying funds		(51,146)
Net gain (loss)		(16,960)
Net increase (decrease) in net assets resulting from operations		$ 24,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period August 3, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,350	$ 9,490
Net realized gain (loss)	34,186	(1,736)
Change in net unrealized appreciation (depreciation)	(51,146)	39,307
Net increase (decrease) in net assets resulting from operations	24,390	47,061
Distributions to shareholders from net investment income	(11,222)	-
Share transactions Proceeds from sales of shares	2,040,672	2,399,461
Reinvestment of distributions	11,222	-
Cost of shares redeemed	(704,303)	(427,106)
Net increase (decrease) in net assets resulting from share transactions	1,347,591	1,972,355
Total increase (decrease) in net assets	1,360,759	2,019,416

Net Assets
Beginning of period	2,019,416	-
End of period (including undistributed net investment income of $39,618 and undistributed net investment income of $9,490, respectively)	$ 3,380,175	$ 2,019,416
Other Information Shares
Sold	195,908	239,845
Issued in reinvestment of distributions	1,091	-
Redeemed	(67,563)	(42,708)
Net increase (decrease)	129,436	197,137

Financial Highlights

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.10
Net realized and unrealized gain (loss)	(.02)	.14
Total from investment operations	.17	.24
Distributions from net investment income	(.06)	-
Net asset value, end of period	$ 10.35	$ 10.24
Total Return B, C, D	1.66%	2.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.77% A	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,380	$ 2,019
Portfolio turnover rate	66% A	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2010 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.3	6.6
VIP Equity-Income Portfolio Investor Class	7.4	7.6
VIP Growth & Income Portfolio Investor Class	7.3	7.6
VIP Growth Portfolio Investor Class	7.2	7.6
VIP Mid Cap Portfolio Investor Class	2.5	2.8
VIP Value Portfolio Investor Class	6.3	6.5
VIP Value Strategies Portfolio Investor Class	2.6	2.7
	39.6	41.4
International Equity Funds
VIP Overseas Portfolio Investor Class R	7.5	5.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.1	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	37.9	38.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.9	9.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.6%
International Equity Funds	7.5%
Investment Grade Fixed-Income Funds	37.9%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	9.9%

Six months ago
Domestic Equity Funds	41.4%
International Equity Funds	5.5%
Investment Grade Fixed-Income Funds	38.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.2%

Expected
Domestic Equity Funds	40.3%
International Equity Funds	10.1%
Investment Grade Fixed-Income Funds	34.8%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.8%

The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. In March 2006, the target date for combining the fund with the VIP Investor Freedom Income Fund was extended by approximately five years resulting in a greater allocation to equity funds. Also, beginning in March 2006, the fund increased its allocation to international equity. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005, reflecting the prior allocation.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.6%
VIP Contrafund Portfolio Investor Class	46,083	$ 1,463,610
VIP Equity-Income Portfolio Investor Class	68,733	1,712,820
VIP Growth & Income Portfolio Investor Class	117,628	1,699,731
VIP Growth Portfolio Investor Class	50,315	1,685,539
VIP Mid Cap Portfolio Investor Class	17,969	590,815
VIP Value Portfolio Investor Class	112,802	1,461,911
VIP Value Strategies Portfolio Investor Class	50,294	603,021
TOTAL DOMESTIC EQUITY FUNDS		9,217,447
International Equity Funds - 7.5%
VIP Overseas Portfolio Investor Class R	81,798	1,747,205
TOTAL EQUITY FUNDS (Cost $10,978,824)		10,964,652
Fixed-Income Funds - 43.0%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	189,147	1,199,193
Investment Grade Fixed-Income Funds - 37.9%
VIP Investment Grade Bond Portfolio Investor Class	727,102	8,819,744
TOTAL FIXED-INCOME FUNDS (Cost $10,215,652)		10,018,937
Short-Term Funds - 9.9%

VIP Money Market Portfolio Investor Class (Cost $2,313,356)	2,313,356	2,313,356
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $23,507,832)		$ 23,296,945
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $17 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $23,507,832) - See accompanying schedule		$ 23,296,945
Receivable for fund shares sold		55,685
Total assets		23,352,630

Liabilities
Payable for investments purchased	$ 55,680
Payable for fund shares redeemed	11
Total liabilities		55,691

Net Assets		$ 23,296,939
Net Assets consist of:
Paid in capital		$ 23,107,709
Undistributed net investment income		265,637
Accumulated undistributed net realized gain (loss) on investments		134,480
Net unrealized appreciation (depreciation) on investments		(210,887)
Net Assets, for 2,245,216 shares outstanding		$ 23,296,939
Net Asset Value, offering price and redemption price per share ($23,296,939 ÷ 2,245,216 shares)		$ 10.38

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 271,256
Interest		118
Total income		271,374

Expenses
Independent trustees' compensation	$ 29
Total expenses before reductions	29
Expense reductions	(29)	0
Net investment income (loss)		271,374
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(62,147)
Capital gain distributions from underlying funds	196,644	134,497
Change in net unrealized appreciation (depreciation) on underlying funds		(346,312)
Net gain (loss)		(211,815)
Net increase (decrease) in net assets resulting from operations		$ 59,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period August 3, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 271,374	$ 41,821
Net realized gain (loss)	134,497	(17)
Change in net unrealized appreciation (depreciation)	(346,312)	135,425
Net increase (decrease) in net assets resulting from operations	59,559	177,229
Distributions to shareholders from net investment income	(47,558)	-
Share transactions Proceeds from sales of shares	16,091,618	9,818,002
Reinvestment of distributions	47,558	-
Cost of shares redeemed	(2,846,355)	(3,114)
Net increase (decrease) in net assets resulting from share transactions	13,292,821	9,814,888
Total increase (decrease) in net assets	13,304,822	9,992,117

Net Assets
Beginning of period	9,992,117	-
End of period (including undistributed net investment income of $265,637 and undistributed net investment income of $41,821, respectively)	$ 23,296,939	$ 9,992,117
Other Information Shares
Sold	1,541,071	974,435
Issued in reinvestment of distributions	4,604	-
Redeemed	(274,589)	(305)
Net increase (decrease)	1,271,086	974,130

Financial Highlights

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.13
Net realized and unrealized gain (loss)	- I	.13
Total from investment operations	.16	.26
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 10.38	$ 10.26
Total Return B, C, D	1.56%	2.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	3.05% A	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,297	$ 9,992
Portfolio turnover rate	38% A	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2015 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.6	8.2
VIP Equity-Income Portfolio Investor Class	8.9	9.5
VIP Growth & Income Portfolio Investor Class	8.8	9.5
VIP Growth Portfolio Investor Class	8.8	9.5
VIP Mid Cap Portfolio Investor Class	3.1	3.5
VIP Value Portfolio Investor Class	7.6	8.2
VIP Value Strategies Portfolio Investor Class	3.1	3.5
	47.9	51.9
International Equity Funds
VIP Overseas Portfolio Investor Class R	9.7	9.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	6.7	6.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	31.5	29.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	4.2	3.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.9%
International Equity Funds	9.7%
Investment Grade Fixed-Income Funds	31.5%
High Yield Fixed-Income Funds	6.7%
Short-Term Funds	4.2%

Six months ago
Domestic Equity Funds	51.9%
International Equity Funds	9.1%
Investment Grade Fixed-Income Funds	29.3%
High Yield Fixed-Income Funds	6.7%
Short-Term Funds	3.0%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	11.5%
Investment Grade Fixed-Income Funds	30.9%
High Yield Fixed-Income Funds	6.2%
Short-Term Funds	5.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 47.9%
VIP Contrafund Portfolio Investor Class	71,085	$ 2,257,663
VIP Equity-Income Portfolio Investor Class	105,957	2,640,458
VIP Growth & Income Portfolio Investor Class	181,421	2,621,534
VIP Growth Portfolio Investor Class	77,662	2,601,684
VIP Mid Cap Portfolio Investor Class	27,860	916,053
VIP Value Portfolio Investor Class	173,740	2,251,668
VIP Value Strategies Portfolio Investor Class	77,721	931,876
TOTAL DOMESTIC EQUITY FUNDS		14,220,936
International Equity Funds - 9.7%
VIP Overseas Portfolio Investor Class R	134,074	2,863,822
TOTAL EQUITY FUNDS (Cost $17,068,020)		17,084,758
Fixed-Income Funds - 38.2%

High Yield Fixed-Income Funds - 6.7%
VIP High Income Portfolio Investor Class	313,370	1,986,764
Investment Grade Fixed-Income Funds - 31.5%
VIP Investment Grade Bond Portfolio Investor Class	770,084	9,341,118
TOTAL FIXED-INCOME FUNDS (Cost $11,473,999)		11,327,882
Short-Term Funds - 4.2%

VIP Money Market Portfolio Investor Class (Cost $1,242,221)	1,242,221	1,242,221
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $29,784,240)		$ 29,654,861
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $4,013 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $29,784,240) - See accompanying schedule		$ 29,654,861
Cash		60
Receivable for fund shares sold		116,836
Total assets		29,771,757

Liabilities
Payable for investments purchased	$ 116,835
Total liabilities		116,835

Net Assets		$ 29,654,922
Net Assets consist of:
Paid in capital		$ 29,440,017
Undistributed net investment income		173,741
Accumulated undistributed net realized gain (loss) on investments		170,543
Net unrealized appreciation (depreciation) on investments		(129,379)
Net Assets, for 2,819,418 shares outstanding		$ 29,654,922
Net Asset Value, offering price and redemption price per share ($29,654,922 ÷ 2,819,418 shares)		$ 10.52

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 177,328
Interest		61
Total income		177,389

Expenses
Independent trustees' compensation	$ 29
Total expenses before reductions	29
Expense reductions	(29)	0
Net investment income (loss)		177,389
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(19,569)
Capital gain distributions from underlying funds	194,125	174,556
Change in net unrealized appreciation (depreciation) on underlying funds		(278,926)
Net gain (loss)		(104,370)
Net increase (decrease) in net assets resulting from operations		$ 73,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period August 3, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,389	$ 34,268
Net realized gain (loss)	174,556	(4,013)
Change in net unrealized appreciation (depreciation)	(278,926)	149,547
Net increase (decrease) in net assets resulting from operations	73,019	179,802
Distributions to shareholders from net investment income	(37,916)	-
Share transactions Proceeds from sales of shares	23,064,192	7,055,503
Reinvestment of distributions	37,916	-
Cost of shares redeemed	(421,625)	(295,969)
Net increase (decrease) in net assets resulting from share transactions	22,680,483	6,759,534
Total increase (decrease) in net assets	22,715,586	6,939,336

Net Assets
Beginning of period	6,939,336	-
End of period (including undistributed net investment income of $173,741 and undistributed net investment income of $34,268, respectively)	$ 29,654,922	$ 6,939,336
Other Information Shares
Sold	2,183,719	701,801
Issued in reinvestment of distributions	3,635	-
Redeemed	(40,168)	(29,569)
Net increase (decrease)	2,147,186	672,232

Financial Highlights

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.13
Net realized and unrealized gain (loss)	.14 G	.19
Total from investment operations	.24	.32
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 10.52	$ 10.32
Total Return B, C, D	2.33%	3.20%
Ratios to Average Net Assets F, I
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	1.82% A	3.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,655	$ 6,939
Portfolio turnover rate	15% A	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

H For the period August 3, 2005 (commencement of operations) to December 31, 2005.

I Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2020 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.0	9.5
VIP Equity-Income Portfolio Investor Class	10.5	11.0
VIP Growth & Income Portfolio Investor Class	10.5	11.0
VIP Growth Portfolio Investor Class	10.4	11.0
VIP Mid Cap Portfolio Investor Class	3.6	4.0
VIP Value Portfolio Investor Class	9.0	9.4
VIP Value Strategies Portfolio Investor Class	3.7	4.0
	56.7	59.9
International Equity Funds
VIP Overseas Portfolio Investor Class R	11.4	10.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.8	7.4
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	24.0	22.2
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.1	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.7%
International Equity Funds	11.4%
Investment Grade Fixed-Income Funds	24.0%
High Yield Fixed-Income Funds	7.8%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	59.9%
International Equity Funds	10.5%
Investment Grade Fixed-Income Funds	22.2%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.0%

Expected
Domestic Equity Funds	54.9%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.6%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 56.7%
VIP Contrafund Portfolio Investor Class	87,963	$ 2,793,708
VIP Equity-Income Portfolio Investor Class	131,172	3,268,805
VIP Growth & Income Portfolio Investor Class	224,581	3,245,195
VIP Growth Portfolio Investor Class	96,130	3,220,355
VIP Mid Cap Portfolio Investor Class	34,358	1,129,683
VIP Value Portfolio Investor Class	215,124	2,788,007
VIP Value Strategies Portfolio Investor Class	96,031	1,151,411
TOTAL DOMESTIC EQUITY FUNDS		17,597,164
International Equity Funds - 11.4%
VIP Overseas Portfolio Investor Class R	165,039	3,525,235
TOTAL EQUITY FUNDS (Cost $21,117,077)		21,122,399
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Investor Class	377,618	2,394,095
Investment Grade Fixed-Income Funds - 24.0%
VIP Investment Grade Bond Portfolio Investor Class	613,841	7,445,897
TOTAL FIXED-INCOME FUNDS (Cost $9,992,586)		9,839,992
Short-Term Funds - 0.1%

VIP Money Market Portfolio Investor Class (Cost $41,288)	41,288	41,288
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $31,150,951)		$ 31,003,679
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $509 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $31,150,951) - See accompanying schedule		$ 31,003,679
Cash		26
Receivable for fund shares sold		44,252
Total assets		31,047,957

Liabilities
Payable for investments purchased	$ 44,240
Payable for fund shares redeemed	13
Total liabilities		44,253

Net Assets		$ 31,003,704
Net Assets consist of:
Paid in capital		$ 30,696,395
Undistributed net investment income		203,724
Accumulated undistributed net realized gain (loss) on investments		250,857
Net unrealized appreciation (depreciation) on investments		(147,272)
Net Assets, for 2,932,073 shares outstanding		$ 31,003,704
Net Asset Value, offering price and redemption price per share ($31,003,704 ÷ 2,932,073 shares)		$ 10.57

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 215,153
Interest		17
Total income		215,170

Expenses
Independent trustees' compensation	$ 34
Total expenses before reductions	34
Expense reductions	(34)	0
Net investment income (loss)		215,170
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(85,356)
Capital gain distributions from underlying funds	336,722	251,366
Change in net unrealized appreciation (depreciation) on underlying funds		(370,987)
Net gain (loss)		(119,621)
Net increase (decrease) in net assets resulting from operations		$ 95,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period August 3, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 215,170	$ 60,264
Net realized gain (loss)	251,366	(509)
Change in net unrealized appreciation (depreciation)	(370,987)	223,715
Net increase (decrease) in net assets resulting from operations	95,549	283,470
Distributions to shareholders from net investment income	(71,710)	-
Share transactions Proceeds from sales of shares	21,381,586	10,848,487
Reinvestment of distributions	71,710	-
Cost of shares redeemed	(1,531,956)	(73,432)
Net increase (decrease) in net assets resulting from share transactions	19,921,340	10,775,055
Total increase (decrease) in net assets	19,945,179	11,058,525

Net Assets
Beginning of period	11,058,525	-
End of period (including undistributed net investment income of $203,724 and undistributed net investment income of $60,264, respectively)	$ 31,003,704	$ 11,058,525
Other Information Shares
Sold	2,005,015	1,074,181
Issued in reinvestment of distributions	6,843	-
Redeemed	(146,871)	(7,095)
Net increase (decrease)	1,864,987	1,067,086

Financial Highlights

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.17
Net realized and unrealized gain (loss)	.15 G	.19
Total from investment operations	.26	.36
Distributions from net investment income	(.05)	-
Net asset value, end of period	$ 10.57	$ 10.36
Total Return B, C, D	2.51%	3.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	1.99% A	4.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,004	$ 11,059
Portfolio turnover rate	22% A	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

H For the period August 3, 2005 (commencement of operations) to December 31, 2005.

I Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2025 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.6	10.2
VIP Equity-Income Portfolio Investor Class	11.2	11.8
VIP Growth & Income Portfolio Investor Class	11.1	11.8
VIP Growth Portfolio Investor Class	11.0	11.7
VIP Mid Cap Portfolio Investor Class	3.9	4.3
VIP Value Portfolio Investor Class	9.5	10.1
VIP Value Strategies Portfolio Investor Class	4.0	4.3
	60.3	64.2
International Equity Funds
VIP Overseas Portfolio Investor Class R	12.2	11.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.7	7.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	19.8	16.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	60.3%
International Equity Funds	12.2%
Investment Grade Fixed-Income Funds	19.8%
High Yield Fixed-Income Funds	7.7%

Six months ago
Domestic Equity Funds	64.2%
International Equity Funds	11.6%
Investment Grade Fixed-Income Funds	16.9%
High Yield Fixed-Income Funds	7.3%

Expected
Domestic Equity Funds	57.3%
International Equity Funds	14.4%
Investment Grade Fixed-Income Funds	20.8%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 60.3%
VIP Contrafund Portfolio Investor Class	27,537	$ 874,579
VIP Equity-Income Portfolio Investor Class	40,980	1,021,230
VIP Growth & Income Portfolio Investor Class	70,180	1,014,100
VIP Growth Portfolio Investor Class	30,055	1,006,845
VIP Mid Cap Portfolio Investor Class	10,803	355,217
VIP Value Portfolio Investor Class	67,232	871,322
VIP Value Strategies Portfolio Investor Class	30,077	360,625
TOTAL DOMESTIC EQUITY FUNDS		5,503,918
International Equity Funds - 12.2%
VIP Overseas Portfolio Investor Class R	52,290	1,116,906
TOTAL EQUITY FUNDS (Cost $6,613,421)		6,620,824
Fixed-Income Funds - 27.5%

High Yield Fixed-Income Funds - 7.7%
VIP High Income Portfolio Investor Class	111,619	707,663
Investment Grade Fixed-Income Funds - 19.8%
VIP Investment Grade Bond Portfolio Investor Class	148,880	1,805,916
TOTAL FIXED-INCOME FUNDS (Cost $2,549,003)		2,513,579
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,162,424)		$ 9,134,403
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $279 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $9,162,424) - See accompanying schedule		$ 9,134,403
Cash		10
Receivable for investments sold		62
Total assets		9,134,475

Liabilities
Payable for fund shares redeemed	$ 63
Total liabilities		63

Net Assets		$ 9,134,412
Net Assets consist of:
Paid in capital		$ 9,021,165
Undistributed net investment income		51,897
Accumulated undistributed net realized gain (loss) on investments		89,371
Net unrealized appreciation (depreciation) on investments		(28,021)
Net Assets, for 858,520 shares outstanding		$ 9,134,412
Net Asset Value, offering price and redemption price per share ($9,134,412 ÷ 858,520 shares)		$ 10.64

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 54,544

Expenses
Independent trustees' compensation	$ 10
Total expenses before reductions	10
Expense reductions	(10)	0
Net investment income (loss)		54,544
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,383)
Capital gain distributions from underlying funds	103,056	89,673
Change in net unrealized appreciation (depreciation) on underlying funds		(86,823)
Net gain (loss)		2,850
Net increase (decrease) in net assets resulting from operations		$ 57,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period August 3, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,544	$ 13,821
Net realized gain (loss)	89,673	(302)
Change in net unrealized appreciation (depreciation)	(86,823)	58,802
Net increase (decrease) in net assets resulting from operations	57,394	72,321
Distributions to shareholders from net investment income	(16,468)	-
Share transactions Proceeds from sales of shares	6,941,524	2,377,249
Reinvestment of distributions	16,468	-
Cost of shares redeemed	(288,478)	(25,598)
Net increase (decrease) in net assets resulting from share transactions	6,669,514	2,351,651
Total increase (decrease) in net assets	6,710,440	2,423,972

Net Assets
Beginning of period	2,423,972	-
End of period (including undistributed net investment income of $51,897 and undistributed net investment income of $13,821, respectively)	$ 9,134,412	$ 2,423,972
Other Information Shares
Sold	650,750	235,917
Issued in reinvestment of distributions	1,564	-
Redeemed	(27,153)	(2,558)
Net increase (decrease)	625,161	233,359

Financial Highlights

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14
Net realized and unrealized gain (loss)	.20	.25
Total from investment operations	.29	.39
Distributions from net investment income	(.04)	-
Net asset value, end of period	$ 10.64	$ 10.39
Total Return B, C, D	2.80%	3.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	1.74% A	3.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,134	$ 2,424
Portfolio turnover rate	20% A	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2030 Portfolio

Investment Changes

Fund Holdings as of June 30, 2006
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.7	11.1
VIP Equity-Income Portfolio Investor Class	12.6	12.8
VIP Growth & Income Portfolio Investor Class	12.5	12.8
VIP Growth Portfolio Investor Class	12.4	12.7
VIP Mid Cap Portfolio Investor Class	4.3	4.7
VIP Value Portfolio Investor Class	10.7	10.9
VIP Value Strategies Portfolio Investor Class	4.4	4.7
	67.6	69.7
International Equity Funds
VIP Overseas Portfolio Investor Class R	14.0	13.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.8	7.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	10.6	9.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.6%
International Equity Funds	14.0%
Investment Grade Fixed-Income Funds	10.6%
High Yield Fixed-Income Funds	7.8%

Six months ago
Domestic Equity Funds	69.7%
International Equity Funds	13.2%
Investment Grade Fixed-Income Funds	9.8%
High Yield Fixed-Income Funds	7.3%

Expected
Domestic Equity Funds	65.8%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	10.2%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The "six months ago" allocation is based on the fund's holdings as of December 31, 2005. The "current" allocation is based on the fund's holdings as of June 30, 2006. The "expected" allocation represents the fund's anticipated allocation at December 31, 2006. Beginning in March 2006, the fund changed its asset allocation strategy, resulting in an increased emphasis on international equity.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 67.6%
VIP Contrafund Portfolio Investor Class	35,059	$ 1,113,480
VIP Equity-Income Portfolio Investor Class	52,322	1,303,859
VIP Growth & Income Portfolio Investor Class	89,571	1,294,308
VIP Growth Portfolio Investor Class	38,317	1,283,625
VIP Mid Cap Portfolio Investor Class	13,698	450,379
VIP Value Portfolio Investor Class	85,764	1,111,507
VIP Value Strategies Portfolio Investor Class	38,282	459,004
TOTAL DOMESTIC EQUITY FUNDS		7,016,162
International Equity Funds - 14.0%
VIP Overseas Portfolio Investor Class R	68,158	1,455,850
TOTAL EQUITY FUNDS (Cost $8,438,375)		8,472,012
Fixed-Income Funds - 18.4%

High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Investor Class	127,605	809,016
Investment Grade Fixed-Income Funds - 10.6%
VIP Investment Grade Bond Portfolio Investor Class	90,341	1,095,832
TOTAL FIXED-INCOME FUNDS (Cost $1,924,302)		1,904,848
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,362,677)		$ 10,376,860
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $146 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (cost $10,362,677) - See accompanying schedule		$ 10,376,860
Cash		48
Receivable for fund shares sold		30,290
Total assets		10,407,198

Liabilities
Payable for investments purchased	$ 30,286
Payable for fund shares redeemed	4
Total liabilities		30,290

Net Assets		$ 10,376,908
Net Assets consist of:
Paid in capital		$ 10,202,897
Undistributed net investment income		49,190
Accumulated undistributed net realized gain (loss) on investments		110,638
Net unrealized appreciation (depreciation) on investments		14,183
Net Assets, for 972,208 shares outstanding		$ 10,376,908
Net Asset Value, offering price and redemption price per share ($10,376,908 ÷ 972,208 shares)		$ 10.67

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 49,609
Interest		33
Total income		49,642

Expenses
Independent trustees' compensation	$ 12
Total expenses before reductions	12
Expense reductions	(12)	0
Net investment income (loss)		49,642
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,434)
Capital gain distributions from underlying funds	125,290	110,856
Change in net unrealized appreciation (depreciation) on underlying funds		(104,557)
Net gain (loss)		6,299
Net increase (decrease) in net assets resulting from operations		$ 55,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period August 3, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,642	$ 27,025
Net realized gain (loss)	110,856	(218)
Change in net unrealized appreciation (depreciation)	(104,557)	118,740
Net increase (decrease) in net assets resulting from operations	55,941	145,547
Distributions to shareholders from net investment income	(27,477)	-
Share transactions Proceeds from sales of shares	8,262,338	4,576,828
Reinvestment of distributions	27,477	-
Cost of shares redeemed	(2,639,728)	(24,018)
Net increase (decrease) in net assets resulting from share transactions	5,650,087	4,552,810
Total increase (decrease) in net assets	5,678,551	4,698,357

Net Assets
Beginning of period	4,698,357	-
End of period (including undistributed net investment income of $49,190 and undistributed net investment income of $27,025, respectively)	$ 10,376,908	$ 4,698,357
Other Information Shares
Sold	764,193	453,189
Issued in reinvestment of distributions	2,602	-
Redeemed	(245,381)	(2,395)
Net increase (decrease)	521,414	450,794

Financial Highlights

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.15
Net realized and unrealized gain (loss)	.24	.27
Total from investment operations	.31	.42
Distributions from net investment income	(.06)	-
Net asset value, end of period	$ 10.67	$ 10.42
Total Return B, C, D	2.98%	4.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	1.35% A	3.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,377	$ 4,698
Portfolio turnover rate	73% A	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of are funds of Variable Insurance Products Fund IV. The Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

VIP Investor Freedom Income	$ 8,380,699	$ 25,472	$ (77,677)	$ (52,205)
VIP Investor Freedom 2005	3,392,053	38,236	(50,112)	(11,876)
VIP Investor Freedom 2010	23,507,829	187,771	(398,655)	(210,884)
VIP Investor Freedom 2015	29,784,222	280,572	(409,933)	(129,361)
VIP Investor Freedom 2020	31,151,238	370,815	(518,374)	(147,559)
VIP Investor Freedom 2025	9,162,419	113,093	(141,109)	(28,016)
VIP Investor Freedom 2030	10,362,751	172,418	(158,309)	14,109

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)

VIP Investor Freedom Income	6,445,045	971,110
VIP Investor Freedom 2005	2,171,288	762,870
VIP Investor Freedom 2010	17,077,346	3,363,957
VIP Investor Freedom 2015	24,475,506	1,461,463
VIP Investor Freedom 2020	22,824,014	2,422,510
VIP Investor Freedom 2025	7,441,429	630,781
VIP Investor Freedom 2030	8,488,468	2,690,959

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets. Total expenses are limited to 0.00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

Reimbursement from adviser

VIP Investor Freedom Income	$ 9
VIP Investor Freedom 2005	4
VIP Investor Freedom 2010	29
VIP Investor Freedom 2015	29
VIP Investor Freedom 2020	34
VIP Investor Freedom 2025	10
VIP Investor Freedom 2030	12

VIP Investor Freedom Portfolios

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
VIP Investor Freedom Income	100%
VIP Investor Freedom 2005	100%
VIP Investor Freedom 2010	100%
VIP Investor Freedom 2015	100%
VIP Investor Freedom 2020	100%
VIP Investor Freedom 2025	100%
VIP Investor Freedom 2030	100%

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPIFF-SANN-0806
1.833440.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006